EVERGREEN BLUE CHIP FUND
                                 EVERGREEN FUND
                               200 Berkeley Street
                              Boston, MA 02116-5034
February 18, 2005

Dear Shareholder,

     As a shareholder of Evergreen Blue Chip Fund ("Blue Chip Fund") or Evergreen Fund, you are invited to vote on a proposal to merge Blue Chip Fund or Evergreen Fund into Evergreen Growth and Income Fund ("Growth and Income Fund"), another mutual fund within the Evergreen family of funds (each a "Merger"). The Board of Trustees of Evergreen Equity Trust has approved the Mergers and recommends that you vote FOR the applicable proposals.

     If approved by shareholders, this is how each Merger will work:

o Your Fund will transfer its assets and identified liabilities to Growth and Income Fund.
o Growth and Income Fund will issue new shares that will be distributed to you in an amount equal to the value of Blue Chip Fund or Evergreen Fund shares. You will receive Class A, Class B, Class C or Class I shares of Growth and Income Fund, depending on the class of shares you currently hold. Although the number of shares you hold may change, the total value of your investment will not change as a result of the applicable Merger.
o You will not incur any sales loads or similar transaction charges as a result of the Mergers.
o Each Merger is intended to be a non-taxable event for shareholders for federal income tax purposes.

     Upon approval and completion of the Merger, Growth and Income Fund will change its name to Evergreen Fundamental Large Cap Fund and will change its objective from "seeks capital growth in the value of its shares and current income" to "seeks capital growth with the potential for current income."

     Details about Growth and Income Fund's investment goal, portfolio management team, performance, etc., along with additional information about the proposed Mergers, are contained in the attached prospectus/proxy statement. Please take the time to familiarize yourself with this information.

     Votes on the proposal will be cast at special meetings of Blue Chip Fund's and Evergreen Fund's shareholders to be held on April 1, 2005. Although you are welcome to attend the meeting in person, you do not need to do so in order to vote your shares. If you do not expect to attend the meeting, please complete, date, sign and return the enclosed proxy card in the postage paid envelope provided, or vote via one of the other methods mentioned below. Instructions on how to vote are included at the end of the prospectus/proxy statement.


     If you have any questions about the proposal or the proxy card, please call Investor Connect, our proxy solicitor, at 800.780.7505 (toll free). You may record your vote by telephone or Internet by following the voting instructions as outlined on your proxy card. If your Fund does not receive your vote after several weeks, you may receive a telephone call from Investor Connect requesting your vote. Investor Connect has been retained to act as our proxy solicitor and will receive as compensation for seeking shareholder votes and answering shareholder questions an estimated amount of $170,000. That cost and any other expenses of the Mergers will be paid by Evergreen Investment Management Company, LLC.


     Thank you for taking this matter seriously and participating in this important process.



                                   Sincerely,

                                  /s/ Dennis H. Ferro
                                  -----------------------------------

                                  Dennis H. Ferro
                                  President and Chief Executive Officer
                                  Evergreen Investment Company, Inc.

                            EVERGREEN BLUE CHIP FUND

                                 EVERGREEN FUND

                               200 Berkeley Street

                        Boston, Massachusetts 02116-5034



                   NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

                           TO BE HELD ON APRIL 1, 2005

          Special Meetings (each a "Meeting") of Shareholders of each of Evergreen Blue Chip Fund ("Blue Chip Fund") and Evergreen Fund, each a series of Evergreen Equity Trust, will be held at the offices of Evergreen Investments, 26th Floor, 200 Berkeley Street, Boston, Massachusetts 02116-5034 on April 1, 2005 at 2:00 p.m., Eastern time, and any adjournments thereof, for the following purposes:

1. To consider and act upon the applicable Agreements and Plan of Reorganization (each a "Plan") dated as of January 3, 2005, providing for the acquisition of all the assets of Blue Chip Fund or Evergreen Fund, as applicable, by Evergreen Growth and Income Fund ("Growth and Income Fund"), in exchange for shares of Growth and Income Fund and the assumption by Growth and Income Fund of the identified liabilities of Blue Chip Fund or Evergreen Fund, as applicable. Each Plan also provides for distribution of those shares of Growth and Income Fund to shareholders of Blue Chip Fund or Evergreen Fund in liquidation and subsequent termination of Blue Chip Fund or Evergreen Fund, as applicable. A vote in favor of a Plan is a vote in favor of the liquidation and dissolution of Blue Chip Fund or Evergreen Fund, as applicable.

2. To transact any other business which may properly come before the Meetings or any adjournment or adjournments thereof.

         On behalf of Blue Chip Fund and Evergreen Fund, the Board of Trustees of Evergreen Equity Trust have fixed the close of business on January 14, 2005 as the record date for the determination of shareholders of Blue Chip Fund or Evergreen Fund entitled to notice of and to vote at the applicable Meeting or any adjournment thereof.

         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED TO SIGN WITHOUT DELAY AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, OR VOTE USING ONE OF THE OTHER METHODS DESCRIBED AT THE END OF THE PROSPECTUS/PROXY STATEMENT SO THAT YOUR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                                      By order of the Board of Trustees


                                      Michael H. Koonce
                                      Secretary



February 18, 2005

                  INFORMATION RELATING TO THE PROPOSED MERGERS
                                       of
                            EVERGREEN BLUE CHIP FUND
                                       and
                                 EVERGREEN FUND
                                      into
                        EVERGREEN GROWTH AND INCOME FUND
                     each a series of Evergreen Equity Trust

         This prospectus/proxy statement contains the information you should know before voting on the proposed mergers (each a "Merger") of Blue Chip Fund or Evergreen Fund into Evergreen Growth and Income Fund ("Growth and Income Fund"). If approved, the Mergers will result in your receiving shares of Growth and Income Fund in exchange for shares of your Fund. The investment goals of each Fund is similar. Blue Chip Fund seeks capital growth with the potential for income. Evergreen Fund seeks long-term capital growth. Growth and Income Fund seeks capital growth in the value of its shares and current income. Effective on or about April 18, 2005, Growth and Income Fund will change its name to Evergreen Fundamental Large Cap Fund and the Fund's investment goal will be to seek capital growth with the potential for current income.

         Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and the Mergers is contained in the documents described in the box below, all of which have been filed with the Securities and Exchange Commission ("SEC").

                  MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE


--------------------------------------------------------------------- --------------------------------------------------------------
See:                                                                     How to get these documents:
--------------------------------------------------------------------- --------------------------------------------------------------
--------------------------------------------------------------------- --------------------------------------------------------------
Prospectus for Classes A, B, C and I shares of Blue Chip Fund and         The Funds make
Growth and Income Fund dated December 1, 2004 as supplemented             all of these documents available to you free of charge
December 9, 2004, which accompanies this                                  o Call 800.343.2898, or
prospectus/proxy statement.
                                                                          o Write the Funds at 200 Berkeley Street, Boston,
Prospectus for Classes A, B, C and I shares of Evergreen Fund,              Massachusetts 02116-5034.
dated February 1, 2004 as supplemented, July 1, 2004, August 9,
2004, October 1, 2004 and December 9, 2004.                               You can also obtain any of these documents for a fee
                                                                            from the SEC if you:

                                                                           o Call the SEC at 202.942.8090.
Statement of additional information for Blue Chip Fund and Growth
and Income Fund, dated December 1, 2004.                                   Or for free if you:
                                                                           o Go to the EDGAR Database on the SEC's Website
                                                                           (http://www.sec.gov).
Statement of additional information for Evergreen Fund dated
February 1, 2004, as supplemented July 1, 2004, July 7, 2004, and          To ask questions about this prospectus/proxy statement:
October 1, 2004.                                                           o Call 800.780.7505, or
                                                                           o Write to the Funds at 200 Berkeley Street, Boston,
Semi-annual reports for Blue Chip Fund and Growth and Income Fund,           Massachusetts 02116-5034.
dated January 31, 2004.
                                                                            The Funds'SEC file numbers are as follows:

Semi-annual report for Evergreen Fund, dated March 31, 2004.                o Blue Chip Fund, 811-08413 and 333-37453.
                                                                            o Growth and Income Fund, 811-08413 and 333-37453.

Annual reports for Blue Chip Fund and Growth and Income Fund, dated         o Evergreen Fund, 811-08413 and 333-37453.
 July 31, 2004.

Annual report for Evergreen Fund dated September 30, 2004.

Statement of additional information, dated February 18, 2005, which relates to this prospectus/proxy statement and the Mergers.
--------------------------------------------------------------------- --------------------------------------------------------------

     Information relating to each Fund contained in each Fund's annual reports, semi-annual reports, prospectuses and statements of additional information, as well as the statement of additional information relating to this prospectus/proxy statement, is incorporated by reference into this prospectus/proxy statement. This means that such information is legally considered to be part of this prospectus/proxy statement.


     The SEC has not determined that the information in this prospectus/proxy statement is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.


     The shares offered by this prospectus/proxy statement are not deposits of a bank, and are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.


     The address of each Fund is 200 Berkeley Street, Boston, Massachusetts
                    02116-5034 (Telephone: 800.343.2898).
               PROSPECTUS/PROXY STATEMENT DATED FEBRUARY 18, 2005


                                TABLE OF CONTENTS


SUMMARY...................................................................................................3
     What are the key features of each Merger?............................................................3
     After a Merger, what class of shares of Growth and Income Fund will I own?...........................3
     How do the Funds' investment goals, principal investment strategies and risks compare?.............................................................................................3
     How do the Funds' sales charges and expenses compare?  Will I be able to buy, sell and exchange shares the same
     way?.................................................................................................6
     How do the Funds' performance records compare?.......................................................8
     Who will be the Investment Advisor and Portfolio Manager of my Fund after the applicable
     Merger? What will the advisory fee be after the applicable
     Merger?..............................................................................................10
     Are there any legal proceedings that have commenced against the Evergreen funds and/or
     EIMC?................................................................................................11
     What will be the primary federal income tax consequences of the Mergers?.............................12
RISKS.....................................................................................................12
     What are the primary risks of investing in each Fund?................................................12
     Are there any other risks of investing in each Fund?.................................................14

MERGER INFORMATION........................................................................................15

     Reasons for the Mergers..............................................................................15
     Agreements and Plan of Reorganization................................................................16
     Federal Income Tax Consequences......................................................................17
     Pro Forma Capitalization.............................................................................18
     Distribution of Shares...............................................................................20
     Calculating the Share Price..........................................................................21
     Purchase and Redemption Procedures...................................................................22
     Short-Term Trading Policy............................................................................22
     Exchange Privileges..................................................................................23
     Dividend Policy......................................................................................23
INFORMATION ON SHAREHOLDERS' RIGHTS.......................................................................23
     Form of Organization.................................................................................23
     Capitalization.......................................................................................23
     Shareholder Liability................................................................................24
     Shareholder Meetings and Voting Rights...............................................................24
     Liquidation..........................................................................................24
     Liability and Indemnification of Trustees............................................................24
VOTING INFORMATION CONCERNING THE MEETINGS................................................................25
     Shareholder Information..............................................................................26
FINANCIAL STATEMENTS AND EXPERTS..........................................................................27
LEGAL MATTERS.............................................................................................28
ADDITIONAL INFORMATION....................................................................................28
OTHER BUSINESS............................................................................................28
INSTRUCTIONS FOR EXECUTING PROXY CARDS....................................................................29
OTHER WAYS TO VOTE YOUR PROXY.............................................................................29
EXHIBIT A (AGREEMENT AND PLAN OF REORGANIZATION FOR EVERGREEN
     BLUE CHIP FUND)......................................................................................A-1
EXHIBIT B (AGREEMENT AND PLAN OF REORGANIZATION FOR EVERGREEN FUND).......................................B-1
EXHIBIT C (MD&A FOR EVERGREEN GROWTH AND INCOME FUND).....................................................C-1




                                     SUMMARY

         This section summarizes the primary features and consequences of each Merger. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this prospectus/proxy statement, and its statement of additional information, in each Fund's prospectuses, annual reports, semi-annual reports, statements of additional information and in the Agreements and Plan of Reorganization (each a "Plan").

What are the key features of each Merger?

     Each Plan sets forth the key features of a Merger. For a complete description of the Mergers, see the Plans, attached as Exhibits A and Exhibit B to this prospectus/proxy statement. Each Plan generally provides for the following:

o the transfer of all of the assets of Blue Chip Fund or Evergreen Fund, as applicable, in exchange for shares of Growth and Income Fund.

o the assumption by Growth and Income Fund of the identified liabilities of Blue Chip Fund or Evergreen Fund, as applicable. (The identified liabilities consist only of those liabilities reflected on Blue Chip Fund's or Evergreen Fund's statement of assets and liabilities determined immediately preceding the applicable Merger.)

o the liquidation of Blue Chip Fund and Evergreen Fund, as applicable, by distributing the shares of Growth and Income Fund to shareholders of Blue Chip Fund or Evergreen Fund.

o the assumption of the costs of the Merger by Evergreen Investment Management Company, LLC.

o the structuring of each Merger as a tax-free reorganization for federal income tax purposes.


     Each Merger is scheduled to take place on or about April 15, 2005. The Merger of each of Blue Chip Fund and Evergreen Fund into Growth and Income Fund will proceed individually once each receives shareholder approval.

After each Merger, what class of shares of Growth and Income Fund will I own?

--------------------------------------------------------------- ---------------------------------------------------------------
If you own this class of shares of Blue Chip Fund or            You will get this class of shares of Growth and Income Fund:
Evergreen Fund:
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Class A                                                         Class A
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Class B                                                         Class B
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Class C                                                         Class C
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Class I                                                         Class I
--------------------------------------------------------------- ---------------------------------------------------------------

         The new shares you receive will have the same total value as your Fund shares as of the close of business on the day immediately prior to the applicable Merger.

         The Board of Trustees (the "Trustees") of Evergreen Equity Trust, including the Trustees who are not "interested persons" (the "Independent Trustees"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has concluded that the respective Merger would be in the best interests of Blue Chip Fund and Evergreen Fund and their Fund's shareholders, and that existing shareholders' interests will not be diluted as a result of the Mergers. Accordingly, the Trustees have submitted the Plans for the approval of shareholders of Blue Chip Fund's and Evergreen Fund's shareholders, as applicable. The Trustees of Evergreen Equity Trust have also approved the respective Plan on behalf of Growth and Income Fund.

How do the Funds' investment goals, principal investment strategies and risks compare?

         The following table highlights the comparison between the Funds with respect to their investment goals and principal investment strategies as set forth in each Fund's prospectus and statement of additional information:

------------------ ----------------------------------------- ---------------------------- ----------------------------
                   Blue Chip Fund                            Evergreen Fund               Growth and Income Fund
------------------ ----------------------------------------- ---------------------------- ----------------------------
------------------ ----------------------------------------- ---------------------------- ----------------------------
INVESTMENT GOALS   Seeks capital growth with the potential   Seeks long-term capital      Seeks capital growth in
                   for income.                               growth.                      the value of its shares
                                                                                          and current income.**
------------------ ----------------------------------------- ---------------------------- ----------------------------
------------------ ----------------------------------------- ---------------------------- ----------------------------
PRINCIPAL          o        Normally invests at least 80%    o        Invests primarily   o        Invests primarily
INVESTMENT               of its assets in "blue chip"              in common stocks of          in common stocks of
STRATEGIES               stocks whose market                       large U.S.                   medium sized and
                         capitalization falls within the           companies, whose             large U.S. companies
                         range of the S&P 500 Index.*              market                       whose market
                                                                   capitalizations fall         capitalizations
                   o        Seeks to maintain a weighted           within the range             falls within the
                         average market capitalization             tracked by the               range tracked by the
                         that falls within the range of            Russell 1000(R)Index,         Russell 1000(R)Index,
                         the S&P 500 Index. *                      at the time of               at the time of purchase.
                                                                   purchase.

                   o        Invests up to 20% of its                                      o        Seeks to maintain
                         assets in other types of equity     o        Seeks to maintain         a weighted average
                         securities, various cash                  a weighted average           market
                         equivalents or represented by             market                       capitalization that
                         cash.                                     capitalization that          falls within the
                                                                   falls within the             range of the Russell
                   o        Investment decisions are based         range of the Russell         1000(R)Index.
                         primarily on fundamental analysis         1000(R)Index.           o        Employs a
                         to identify companies with                                             diversified style of
                         leading positions within their      o        Employs a                 equity management
                         industry, solid management and            diversified style of         that allows the Fund
                         strategies, and a trend of stable         equity management            to invest in both
                         or accelerating profits.                  that employs a blend         value- and
                                                                   between growth- and          growth-oriented
                   o        Employs a diversified style of         value-oriented               equity securities.
                         equity management that allows it          stocks.                o        Selects companies
                         to invest in both growth- and                                          that are temporarily
                         value-oriented equity securities.   o        May invest in             undervalued in the
                                                                   preferred stocks and         marketplace, sell at
                   o        Although not a principal               securities                   a discount to their
                         investment strategy, the Fund may         convertible into             private market
                         invest up to 20%  of its assets           common stocks.               values and display
                         in foreign securities.                                                 certain
                                                             o        The Fund does not         characteristics such
                                                                   invest in foreign            as earning a high
                                                                   securities as part of
                                                                   its principal investment
                                                                   strategy.                    return on investment
                                                                                                and having some kind
                                                                                                of competitive advantage.

                                                                                          o     Seeks additional income
                                                                                                primarily by investing
                                                                                                up to 20% of its assets
                                                                                                in convertible bonds,
                                                                                                including below
                                                                                                investment grade bonds,
                                                                                                and convertible
                                                                                                preferred stocks of any
                                                                                                quality.

                                                                                         o    May invest up to 20% of
                                                                                                its assets in foreign
                                                                                                securities.

------------------ ----------------------------------------- ---------------------------- ----------------------------

* "Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's, 500" and "500" are trademarks of The McGraw-Hill Companies, and have been licensed for use by Evergreen Investments Management Company, LLC. The product is not sponsored, endorsed, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

** If the Merger is approved, Growth and Income Fund will change its name to Evergreen Fundamental Large Cap Fund and the Fund's investment goal will be to seek capital growth with the potential for current income.

         Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals, and if employed could result in lower returns and loss of market opportunity.

         A portion of the securities held by Blue Chip Fund or Evergreen Fund may be disposed of in connection with the Mergers. This could result in additional portfolio transaction costs to the Funds and capital gains to shareholders.


     The following table highlights the comparison between the Funds with respect to the risks associated with their investment goals and principal investment strategies as set forth in each Fund's prospectuses and statement of additional information.

----------------------- ------------------------------------------------- ---------------- ------------- -----------------
Risk                    Explanation                                       Blue Chip Fund   Evergreen     Growth and
                                                                                           Fund          Income Fund
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
Stock Market Risk       When economic growth slows, or interest or
                        inflation rates increase, equity securities held by the     X           X               X
                        Funds tend to decline in value and may cause a decrease
                        in dividends paid by the Funds.
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
Market Capitalization   Investments primarily in one market
Risk                    capitalization category may decline in value if             X           X               X
                        that category falls out of favor.
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
Investment Style Risk   Certain styles such as growth or value may
                        fall out of favor causing securities held by the Funds      X           X               X
                        to decline.
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
Interest Rate Risk      Interest rate risk is triggered by the
                        tendency for the value of debt securities and certain                                   X
                        dividend paying stocks to fall when interest rates go
                        up.
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
Foreign Investment      Political turmoil, economic instability and
Risk                    currency exchange fluctuations could adversely                                          X
                        affect the value of foreign securities held by
                        the Funds.
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
Credit Risk             The value of a debt security is directly affected
                        by the issuer's ability to repay principal and pay                                      X
                        interest on time.
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
----------------------- ------------------------------------------------- ---------------- ------------- -----------------
Below-investment        Markets may react to unfavorable news about
Grade Bond Risk         issuers of below investment grade bonds,
                        causing sudden and steep declines in value and which may                                X
                        result in a decreased liquidity of such bonds.
----------------------- ------------------------------------------------- ---------------- ------------- -----------------

         For a detailed comparison of the Funds' risks, see the section entitled "Risks."

         The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in each Fund's prospectuses and statements of additional information.

How do the Funds' sales charges and expenses compare? Will I be able to buy, sell and exchange shares the same way?

         The sales charges for the comparable classes of each Fund are the same. Each Fund offers four classes of shares. You will not pay any front-end or deferred sales charge in connection with the Mergers. The procedures for buying, selling and exchanging shares of the Funds are identical. For more information, see the sections entitled "Purchase and Redemption Procedures" and "Exchange Privileges."

         The following tables allow you to compare the sales charges and expenses of the Funds. The tables entitled "Growth and Income Fund Pro Forma" also show you what the expenses are estimated to be assuming any or both of the Mergers take place. The difference in expenses for "Growth and Income Fund Pro Forma" from the information presented below should either of the proposed Mergers proceed alone is estimated to be .03% or less.

         Shareholder Fees (fees paid directly from your investment)

-------------------------------------------------------------------     ------------------------------------------------------------
Blue Chip Fund                                                          Evergreen Fund
-------------------------------------------------------------------     ------------------------------------------------------------
---------------------- ----------- ----------- ---------- ---------     ----------------- ---------- ---------- ---------- ---------
Shareholder            Class A     Class B     Class C    Class I       Shareholder       Class A    Class B    Class C    Class I
Transaction Expenses                                                    Transaction
                                                                        Expenses
Maximum sales charge   5.75%(1)    None        None       None          Maximum sales     5.75%(1)   None       None       None
imposed on purchases                                                    charge imposed
(as a % of offering                                                     on purchases
price)                                                                  (as a % of
                                                                        offering price)
Maximum deferred       None(1)     5.00%       1.00%      None          Maximum           None(1)    5.00%      1.00%      None
sales charge (as a %                                                    deferred sales
of either the                                                           charge (as a %
redemption amount or                                                    of either the
initial investment                                                      redemption
whichever is lower)                                                     amount or
                                                                        initial
                                                                        investment
                                                                        whichever is
                                                                        lower)
---------------------- ----------- ----------- ---------- ---------     ----------------- ---------- ---------- ---------- ---------

--------------------------------------------------------------------------------
Growth and Income

--------------------------------------------------------------------------------
------------------------------------ ------------ ------------ ---------- ------
Shareholder Transaction Expenses     Class A      Class B      Class C   Class I
Maximum sales charge imposed on      5.75%(1)     None         None       None
purchases (as a % of offering
price)
Maximum deferred sales charge (as    None(1)      5.00%        1.00%      None
a % of either the redemption
amount or initial investment
whichever is lower)
------------------------------------ ------------ ------------ ---------- ------

--------------------------------------------------------------------------------
Growth and Income Fund Pro Forma

--------------------------------------------------------------------------------
------------------------------------ ------------ ------------ ---------- ------
Shareholder Transaction Expenses     Class A      Class B      Class C   Class I
Maximum sales charge imposed on      5.75%(1)     None         None       None
purchases (as a % of offering
price)
Maximum deferred sales charge (as    None(1)      5.00%        1.00%      None
a % of either the redemption
amount or initial investment
whichever is lower)
------------------------------------ ------------ ------------ ---------- ------

(1) Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% upon redemption within one year.

         Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

---------------------------------------------------------    -------------------------------------------------------
Blue Chip Fund (based on expenses for the fiscal year        Evergreen Fund (based on expenses for the fiscal year
ended July 31, 2004)                                         ended September 30, 2003)
---------------------------------------------------------    -------------------------------------------------------
---------- -------------- -------- ---------- -----------    --------- ------------- -------- ---------- -----------
                                              Total                                                      Total
            Management    12b-1    Other      Fund                      Management   12b-1    Other      Fund
             Fees (1)      Fees    Expenses   Operating                  Fees (1)     Fees    Expenses   Operating
                                              Expenses                                                    Expenses
                                                 (2)
Class A        0.51%       0.30%     0.69%      1.50%        Class A      0.66%       0.30%     0.73%      1.69%
Class B        0.51%       1.00%     0.69%      2.20%        Class B      0.66%       1.00%     0.73%      2.39%
Class C        0.51%       1.00%     0.69%      2.20%        Class C      0.66%       1.00%     0.73%      2.39%
Class I       0.51 %       0.00%     0.69%      1.20%        Class I      0.66%       0.00%     0.73%      1.39%
---------- -------------- -------- ---------- -----------    --------- ------------- -------- ---------- -----------
--------------------------------------------------------------------------------------------------------------------

(1)  Restated to reflect current fees.
(2) The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.47% for Class A, 2.17% for Class B, 2.17% for Class C, and 1.17% for Class I.


--------------------------------------------------------------------------------
Growth and Income Fund (based on expenses for the fiscal year ended
July 31, 2004)
--------------------------------------------------------------------------------
-------------------------- -------------- -------- -------------- --------------
                                                                    Total Fund
                            Management    12b-1        Other        Operating
                        Fees(1) Fees Expenses Expenses(2)
Class A                        0.63%       0.30%       0.67%          1.60%
Class B                        0.63%       1.00%       0.67%          2.30%
Class C                        0.63%       1.00%       0.67%          2.30%
Class I                        0.63%       0.00%       0.67%          1.30%
-------------------------- -------------- -------- -------------- --------------

(1)  Restated to reflect current fees.
(2) The Fund's investment advisor may voluntarily waive its fees and/or reimburse the Fund for certain of its expenses in order to reduce expense ratios. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time. The Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements. Including current voluntary fee waivers and/or expense reimbursements, Total Fund Operating Expenses were 1.57% for Class A, 2.27% for Class B, 2.27% for Class C, and 1.27% for Class I.

--------------------------------------------------------------------------------
                             Growth and Income Fund
                                  Pro Forma(5)
          (based on what the estimated combined expenses of Growth and
            Income Fund would have been for the 12 months ended July
                                    31, 2004)
--------------------------------------------------------------------------------
--------- ------------- --------- -------------- ----------------- -------------
                                                    Total Fund       Total Fund
           Management   12b-1         Other         Operating         Operating
            Fees(3)       Fees      Expenses         Expenses         Expenses
                                                 (Before Waivers)      (After
                                                                     Waivers)(4)
--------- ------------- --------- -------------- ----------------- -------------
 ----------- ------------- --------- -------------- ----------------- ----------
 Class A        0.57%       0.30%        0.67%           1.54%             1.39%
 ----------- ------------- --------- -------------- ----------------- ----------
 ----------- ------------- --------- -------------- ----------------- ----------
 Class B        0.57%       1.00%        0.67%           2.24%             2.09%
 ----------- ------------- --------- -------------- ----------------- ----------
 ----------- ------------- --------- -------------- ----------------- ----------
 Class C        0.57%       1.00%        0.67%           2.24%             2.09%
 ----------- ------------- --------- -------------- ----------------- ----------
 ----------- ------------- --------- -------------- ----------------- ----------
 Class I        0.57%       0.00%        0.67%           1.24%             1.09%
 ----------- ------------- --------- -------------- ----------------- ----------
(3)  Restated to reflect current fees.

(4) The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of two years beginning in April 2005 in order to limit Total Fund Operating Expenses so that they do not exceed, in the aggregate, the Fund's Total Fund Operating Expenses (After Waiver) listed above.

(5) Growth and Income Fund will be the accounting survivor following the Merger.

         The tables below show examples of the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in Blue Chip Fund or Evergreen Fund versus Growth and Income Fund, both before and after the applicable Merger, and are for illustration only. The examples assume a 5% average annual return, the imposition of the maximum sales charge (if any) currently applicable to each class of each Fund, any contractual fee waivers or expense reimbursements in effect for the periods described above, that you reinvest all of your dividends and distributions and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

---------------------------------------------------------------    ---------------------------------------------------------------
Blue Chip Fund                                                     Evergreen Fund
---------------------------------------------------------------    ---------------------------------------------------------------
---------- ---------------------------------- -----------------    -------- ----------------------------------- ------------------
             Assuming Redemption at End of      Assuming No                    Assuming Redemption at End of       Assuming No
                        Period                   Redemption                                Period                  Redemption
---------- ---------------------------------- -----------------    -------- ----------------------------------- ------------------
---------- -------- -------- -------- ------- -------- --------    -------- ------- -------- ------- -------- -------- ---------
After:     Class A  Class B  Class C  Class   Class B  Class C     After:   Class A   Class B  Class   Class I  Class B  Class C
                                        I                                                        C
1 year     $719     $723     $323     $121    $223     $223        1 year   $737      $742     $342    $142     $242     $242
3 years    $1,022   $988     $688     $381    $688     $688        3 years  $1,077    $1,045   $745    $440     $745     $745
5 years    $1,346   $1,380   $1,180   $660    $1,180   $1.180      5 years  $1,440    $1,475   $1,275  $761     $1,275   $1,275
10 years   $2,263   $2,357   $2,534   $1,455  $2,357   $2,534      10       $2,458    $2,553   $2,726  $1,669   $2,553   $2,726
                                                                   years
---------- -------- -------- -------- ------- -------- --------    -------- --------- -------- ------- -------- -------- ---------

--------------------------------------------------------------------------------
                               Growth and Income Fund
--------------------------------------------------------------------------------
------------------- ------------------------------------------- ----------------
                        Assuming Redemption at End of Period        Assuming No
                                                                     Redemption
------------------- ------------------------------------------- ----------------
------------------- ----------- ---------- ---------- --------- ---------- -----
After:              Class A     Class B    Class C    Class I   Class B  Class C
1 year                 $728       $733       $333       $132      $233     $233
3 years               $1,051     $1,018      $718       $412      $718     $718
5 years               $1,396     $1,430     $1,230      $713     $1,230   $1,230
10 years              $2,366     $2,461     $2,636     $1,568    $2,461   $2,636
------------------- ----------- ---------- ---------- --------- -------- -------


--------------------------------------------------------------------------------
                               Growth and Income Fund
                                    Pro Forma
--------------------------------------------------------------------------------
------------------- ------------------------------------------- ----------------
                        Assuming Redemption at End of Period        Assuming No
                                                                     Redemption
------------------- ------------------------------------------- ----------------
------------------- ----------- ---------- ---------- --------- ---------- -----
After:              Class A     Class B    Class C    Class I   Class B  Class C
1 year                 $708       $712       $312       $111      $212     $212
3 years               $1,005      $971       $671       $363      $671     $671
5 years               $1,339     $1,372     $1,172      $651     $1,172   $1,172
10 years              $2,279     $2,374     $2,551     $1,473    $2,374   $2,551
------------------- ----------- ---------- ---------- --------- ---------- -----

How do the Funds' performance records compare?

         The following tables show how each Fund has performed in the past. Past performance (before and after taxes) is not an indication of future results.

Year-by-Year Total Return (%)

         The tables below show the percentage gain or loss for Blue Chip Fund's Class B shares, Evergreen Fund's, Class I shares and for Growth and Income Fund's Class I shares in each of the last ten calendar years. For Blue Chip Fund, Evergreen Fund and Growth and Income Fund the classes shown are the oldest class. The table should give you a general idea of the risks of investing in each Fund by showing how each Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns for Blue Chip Fund's Class B shares would be lower if sales charges were included. Class I shares are not subject to any sales charges. The expenses of Growth and Income Fund's and Evergreen Fund's Class I shares are lower than the expenses of Blue Chip Fund's Class B shares due in part to the difference in the 12b-1 fees. The 12b-1 fees paid by Class B are 1.00% and Class I shares do not pay 12b-1 fees.

--------------------------------------------------------------------- ----- --------------------------------------------------------
                    Blue Chip Fund (Class B)                                                 Evergreen Fund (Class I)
--------------------------------------------------------------------- ----- --------------------------------------------------------
----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
      `95     `96   `97    `98  `99   `00  `01    `02    `03   `04          `95   `96  `97   `98  `99   `00   `01   `02   `03    04
----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
45%                                                                   45%
----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
30%   31.93         30.52                                             30%   37.19      30.34

----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
20%                             27.17                    23.24        20%                                                 26.14
              21.05
----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
15%                        17.73                                      15%         17.55           16.05

----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
10%                                                                   10%
----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
5%                                                             5.96   5%                     7.23                               8.03
----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
0                                                                     0
----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
-5%                                                                   -5%
----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
-10%                                  -12.33                          -10%                              -13.61

----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
-15%                                       -17.44                     -15%                                    -18.55

----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
-20%                                              -23.01              -20%                                          -22.45

----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---
-30%
----- ------- ----- ------ ---- ----- ---- ------ ------ ----- ------ ----- ----- ---- ----- ---- ----- ----- ----- ----- ------ ---

Best Quarter:        4th Quarter 1999   +19.17%             Best Quarter:     4th Quarter 1999        +15.87%
Worst Quarter:       3rd Quarter 2002   -17.22%             Worst Quarter:    1st Quarter 2001        -15.66%


------------ ---------------------------------------------------------------------------------------
             Growth and Income Fund (Class I)
------------ ---------------------------------------------------------------------------------------
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
             `95      `96      `97      `98       `99    `00      `01       `02     `03     04
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
45%
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
30%          32.94             31.25
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
25%                                                                                 29.46
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
20%                   23.82
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
15%
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
10%                                               14.54
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
5%                                      5.23                                                9.06
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
0
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
-5%                                                      -5.82
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
-10%                                                              -14.64
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
-15%                                                                        -16.75
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
-20%
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
-25%

------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------
-30%

------------ -------- -------- -------- --------- ------ -------- --------- ------- ------- --------

Best Quarter:        4th Quarter 1999    +17.08%
Worst Quarter:       3rd Quarter 2001    -19.58%


         The following tables lists each Fund's average annual total return by class over the past one, five and ten years and since inception, including applicable sales charges, if any. The after-tax returns shown are for Class B of Blue Chip Fund, the Fund's oldest class, Class I of Evergreen Fund, the Fund's oldest class and for Class I of Growth and Income Fund, the Fund's oldest class; after-tax returns for other classes will vary. This table is intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an index. At the bottom of the table you can compare Blue Chip Fund's performance with the S&P 500(R) Index (S&P 500), Evergreen Fund's performance with the Russell 1000(R) Index and Growth and Income Fund's performance with the Russell 1000(R) Value Index. The S&P 500 is an unmanaged market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The Russell 1000(R) Index is an unmanaged market capitalization-weighted index measuring the performance of those 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000(R) Index. The Russell 1000(R) Value Index is an unmanaged market capitalization-weighted index measuring the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2004)

--------------------------------------------------------------------  --------------------------------------------------------------
Blue Chip Fund1                                                       Evergreen Fund2
--------------------------------------------------------------------  --------------------------------------------------------------
--------------- ------------ --------- ------- -------- ------------  ----------- ----------- -------- --------- ------- -----------
                Inception     1 year   5 year  10 year  Performance               Inception   1 year    5 year   10      Performance
                Date of                                 Since                     Date of                         year   Since
                Class                                   9/11/1935                 Class                                  10/15/1971
--------------- ------------ --------- ------- -------- ------------  ----------- ----------- -------- --------- ------- -----------
--------------- ------------ --------- ------- -------- ------------  ----------- ----------- -------- --------- ------- -----------
Class A         1/20/1998    0.52%     6.59%   8.47%    8.15%         Class A     1/3/1995    1.50%    -7.12%    5.94%      12.53%
--------------- ------------ --------- ------- -------- ------------  ----------- ----------- -------- --------- ------- -----------
--------------- ------------ --------- ------- -------- ------------  ----------- ----------- -------- --------- ------- -----------
Class B         9/11/1935    0.96%     -6.51%  8.55%    8.16%         Class B     1/3/1995    1.95%    -6.93%    5.82%      12.49%
--------------- ------------ --------- ------- -------- ------------  ----------- ----------- -------- --------- ------- -----------
--------------- ------------ --------- ------- -------- ------------  ----------- ----------- -------- --------- ------- -----------
Class B         9/11/1935    0.96%     -6.79%  4.94%    N/A           Class C     1/3/1995     5.96%    -6.69%   5.82%      12.49%
--------------- ------------ --------- ------- -------- ------------  ----------- ----------- -------- --------- ------- -----------
--------------------------------------------------------------------  ----------- ----------- -------- --------- ------- -----------
(after taxes on distributions)3                                       Class I     10/15/1971  8.03%    -5.75%    6.88%      12.83%
--------------------------------------------------------------------  ----------- ----------- -------- --------- ------- -----------
--------------- ------------ --------- ------- -------- ------------  ----------- ----------- -------- --------- ------- -----------
Class B         9/11/1935    0.63%     -5.44%  4.96%    N/A           Class I     10/15/1971  7.90%     -7.15%   5.67%       N/A
--------------- ------------ --------- ------- -------- ------------  ----------- ----------- -------- --------- ------- -----------
--------------------------------------------------------------------  --------------------------------------------------------------
(after taxes on distributions and sale of Fund shares)3               (after taxes on distributions)3
--------------------------------------------------------------------  --------------------------------------------------------------
--------------- ------------ --------- ------- -------- ------------  ----------- ----------- -------- --------- ------- -----------
Class C         1/22/1998    4.95%     -6.17%  8.57%    8.17%         Class I     10/15/1971   5.22%    -4.91%   5.80%       N/A
--------------- ------------ --------- ------- -------- ------------  ----------- ----------- -------- --------- ------- -----------
--------------- ------------ --------- ------- -------- ------------  --------------------------------------------------------------
Class I         4/30/1999    7.03%     -5.21%  9.17%    8.25%         (after taxes on distributions and sale of Fund shares)3
--------------- ------------ --------- ------- -------- ------------  --------------------------------------------------------------
--------------- ------------ --------- ------- -------- ------------  ------------ ---------- -------- --------- ------- -----------
S&P 500                      10.88%    -2.30%  12.07%   N/A           Russell                 11.40%   -1.76%    12.16%      N/A
                                                                      1000
--------------- ------------ --------- ------- -------- ------------  ------------ ---------- -------- --------- ------- -----------

     ------------------------------------------------------------------------------------------------------------
     Growth and Income Fund2
     ------------------------------------------------------------------------------------------------------------
     -------------------- ----------------- ------------------ ------------- ------------- ----------------------
                          Inception Date         1 year           5 year       10 year       Performance Since
                          of Class                                                              10/15/1986
     -------------------- ----------------- ------------------ ------------- ------------- ----------------------
     -------------------- ----------------- ------------------ ------------- ------------- ----------------------
     Class A              1/3/1995                2.53%           -2.54%        8.49%              9.71%
     -------------------- ----------------- ------------------ ------------- ------------- ----------------------
     -------------------- ----------------- ------------------ ------------- ------------- ----------------------
     Class B              1/3/1995                3.00%           -2.40%        8.35%              9.63%
     -------------------- ----------------- ------------------ ------------- ------------- ----------------------
     -------------------- ----------------- ------------------ ------------- ------------- ----------------------
     Class C              1/3/1995                6.97%           -2.12%        8.35%              9.63%
     -------------------- ----------------- ------------------ ------------- ------------- ----------------------
     -------------------- ----------------- ------------------ ------------- ------------- ----------------------
     Class I              10/15/1986              9.06%           -1.13%        9.42%             10.22%
     -------------------- ----------------- ------------------ ------------- ------------- ----------------------
     -------------------- ----------------- ------------------ ------------- ------------- ----------------------
     Class I              10/15/1986              8.08%           -2.22%        8.33%               N/A
     -------------------- ----------------- ------------------ ------------- ------------- ----------------------
     ------------------------------------------------------------------------------------------------------------
     (after taxes on distributions)3
     ------------------------------------------------------------------------------------------------------------
     -------------------- ----------------- ------------------ ------------- ------------- ----------------------
     Class I              10/15/1986              7.14%           -1.20%        7.95%               N/A
     -------------------- ----------------- ------------------ ------------- ------------- ----------------------
     ------------------------------------------------------------------------------------------------------------
     (after taxes on distributions and sale of Fund shares)3
     ------------------------------------------------------------------------------------------------------------
     -------------------- ----------------- ------------------ ------------- ------------- ----------------------
     Russell 1000 Value                          16.49%           5.27%         13.83%            12.43%
     -------------------- ----------------- ------------------ ------------- ------------- ----------------------

(1) Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original share class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.
(2) Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original share class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.
(3) The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or a tax benefit from any resulting capital losses. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangement, such as 401(k) plans or IRAs.


         For a detailed discussion of the manner of calculating total return, please see each Fund's statement of additional information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date.

         Important information about Growth and Income Fund is also contained in management's discussion of Growth and Income Fund's performance, attached as Exhibit C to this prospectus/proxy statement. This information also appears in Growth and Income Fund's most recent annual report.

Who will be the Investment Advisor and Portfolio Manager of my Fund after the Mergers? What will the advisory fee be after the Mergers?

Management of the Funds

         The overall management of each of Blue Chip Fund, Evergreen Fund and Growth and Income Fund is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Equity Trust (the "Trust").

Investment Advisor

         Evergreen Investment Management Company, LLC ("EIMC") is the investment advisor to Blue Chip Fund, Evergreen Fund and Growth and Income Fund. Following are some key facts about EIMC:

--------------------------------------------------------------------------------
     o Is a subsidiary of Wachovia Corporation, the fourth largest bank holding company in the United States based on total assets as of December 31, 2004.
     o    Has been managing mutual funds and private accounts since 1932.
     o Manages over $104.6 billion in assets of the Evergreen funds as of December 31, 2004.
     o    Is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.
--------------------------------------------------------------------------------

Portfolio Management

 The day-to-day management of Growth and Income Fund is handled by:

--------------------------------------------------------------------------------
     o A team of portfolio management professionals from EIMC's Value Equity team, with team members responsible for various sectors.
--------------------------------------------------------------------------------

Advisory Fees

         For its management and supervision of the daily business affairs of Growth and Income Fund, EIMC is entitled to receive an annual fee equal to:

--------------------------------------------------------------------------------
o 0.700% of the first $250 million of average daily net assets of the Fund; plus
o 0.650% of the next $250 million of average daily net assets of the Fund; plus
o 0.550% of the next $500 million of average daily net assets of the Fund; plus
o 0.500% of the average daily net assets of the Fund over $1 billion.
--------------------------------------------------------------------------------

         For the fiscal year ended July 31, 2004, the aggregate advisory fee paid to EIMC by Growth and Income Fund was:

--------------------------------------------------------------------------------
o        0.65% of the Fund's average daily net assets.
--------------------------------------------------------------------------------

Are there any legal proceedings that have commenced against the Evergreen funds and/or EIMC?

     Since September, 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, Evergreen Investment Services, Inc. and Evergreen Service Company, LLC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

     In connection with one of these investigations, on July 28, 2004, the staff of the SEC informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and Evergreen Emerging Growth Fund) during the period December, 2000, through April, 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September, 2001, through January, 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds' prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by the fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

     Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

     In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

     Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.


What will be the primary federal income tax consequences of the Mergers?

         Prior to or at the time of the Mergers, Blue Chip Fund, Evergreen Fund and Growth and Income Fund will have received an opinion from Sullivan & Worcester LLP that the Mergers have been structured so that no gain or loss will be recognized by Blue Chip Fund or Evergreen Fund or their shareholders for federal income tax purposes as a result of receiving Growth and Income Fund shares in connection with the Mergers, as applicable. The holding period and aggregate tax basis of shares of Growth and Income Fund that are received by a Blue Chip Fund or Evergreen Fund shareholder will be the same as the holding period and aggregate tax basis of shares of Blue Chip Fund or Evergreen Fund previously held by such shareholder, provided that shares of Blue Chip Fund or Evergreen Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Blue Chip Fund or Evergreen Fund in the hands of Growth and Income Fund as a result of the Mergers will be the same as they were in the hands of Blue Chip Fund or Evergreen Fund immediately prior to the Mergers. No gain or loss will be recognized by Growth and Income Fund upon the receipt of the assets of Blue Chip Fund or Evergreen Fund in exchange for shares of Growth and Income Fund and the assumption by Growth and Income Fund of Blue Chip Fund's and Evergreen Fund's identified liabilities.

                                      RISKS

What are the primary risks of investing in each Fund?

         An investment in each Fund is subject to certain risks. The risk factors for the Funds are similar due to the similarity of the Funds' investment goals and policies. There is no assurance that investment performance of any Fund will be positive or that the Funds will meet their investment goals. The following tables and discussions highlight the primary risks associated with an investment in each of the Funds.

---------------------------------------- --------------------------------------- -----------------------------------
            Blue Chip Fund                           Evergreen Fund                    Growth and Income Fund
---------------------------------------- --------------------------------------- -----------------------------------
--------------------------------------------------------------------------------------------------------------------
                   Each Fund is subject to Stock Market Risk.
                      Each Fund invests primarily in equity
                                  securities.
--------------------------------------------------------------------------------------------------------------------

         Each Fund's value will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on a shareholder's investment would likely decline. Even if general economic conditions do not change, the value of, dividend yield and total return on a shareholder's investment in a Fund could decline if the particular sectors, industries or issuers in which the Fund invests do not perform well.

---------------------------------------- --------------------------------------- -----------------------------------
            Blue Chip Fund                           Evergreen Fund                    Growth and Income Fund
---------------------------------------- --------------------------------------- -----------------------------------
--------------------------------------------------------------------------------------------------------------------
                  Each Fund is subject to Market Capitalization
        Risk. Blue Chip Fund and Evergreen Fund invest primarily in large capitalization companies.
 Growth and Income Fund invests primarily in the stock of large and mid-sized U.S. companies.
--------------------------------------------------------------------------------------------------------------------

         Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

---------------------------------------- --------------------------------------- -------------------------------------
            Blue Chip Fund                           Evergreen Fund                     Growth and Income Fund
---------------------------------------- --------------------------------------- -------------------------------------
----------------------------------------------------------------------------------------------------------------------
                 Each Fund is subject to Investment Style Risk.
       Each Fund invests in a blend of value- and growth-oriented stocks.
----------------------------------------------------------------------------------------------------------------------

         Stocks with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those that are out of favor or undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

---------------------------------------- --------------------------------------- -------------------------------------
            Blue Chip Fund                           Evergreen Fund                     Growth and Income Fund
---------------------------------------- --------------------------------------- -------------------------------------
---------------------------------------- --------------------------------------- -------------------------------------

o         Is generally NOT subject to    o          Is NOT subject to Foreign    o           Is subject to Foreign
            Foreign Investment Risk.                    Investment Risk.                       Investment Risk.
     Although not a principal                 Evergreen Fund does not invest      Growth and Income Fund may invest
     investment strategy, Blue Chip           in foreign securities.              up to 20% of its assets in foreign
     Fund has the ability to invest up                                                       securities.
     to 20% in foreign securities.

---------------------------------------- --------------------------------------- -------------------------------------


         Investments in foreign securities require consideration of certain factors not normally associated with investments in securities of U.S. issuers. For example, when a Fund invests in foreign securities, they usually will be denominated in foreign currencies, and a Fund temporarily may hold funds in foreign currencies. Thus, the value of a Fund's shares will be affected by changes in exchange rates. A change in the value of any foreign currency relative to the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. In addition, a Fund may incur costs associated with currency hedging and the conversion of foreign currency into U.S. dollars and may be adversely affected by restrictions on the conversion or transfer of foreign currency. Securities markets of foreign countries generally are not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid. Lack of liquidity may affect a Fund's ability to purchase or sell large blocks of securities and thus obtain the best price. Other considerations include political and social instability, expropriation, the lack of available information, higher transaction costs (including brokerage charges), increased custodian charges associated with holding foreign securities and different securities settlement practices.

---------------------------------------- --------------------------------------- ----------------------------------------
            Blue Chip Fund                           Evergreen Fund                      Growth and Income Fund
---------------------------------------- --------------------------------------- ----------------------------------------
---------------------------------------- --------------------------------------- ----------------------------------------

o          Is NOT subject to Interest    o         Is NOT subject to Interest    o        Is subject to Interest Rate
                   Rate Risk.                              Rate Risk.                     Risk.
                                                                                  Growth and Income Fund may invest up
                                                                                   to 20% of its assets in convertible
                                                                                 bonds and convertible preferred stocks.

---------------------------------------- --------------------------------------- ----------------------------------------

         When interest rates go up, the value of debt securities tend to fall. Since the Fund invests a portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by the Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

---------------------------------------- --------------------------------------- ----------------------------------------
            Blue Chip Fund                           Evergreen Fund                      Growth and Income Fund
---------------------------------------- --------------------------------------- ----------------------------------------
---------------------------------------- --------------------------------------- ----------------------------------------

o        Is NOT subject to Credit Risk.  o          Is NOT subject to Credit     o        Is subject to Credit Risk.
                                                              Risk.               Growth and Income Fund may invest up
                                                                                   to 20% of its assets in convertible
                                                                                    bonds, including below investment
                                                                                 grade bonds, and convertible preferred
                                                                                         stocks of any quality.

---------------------------------------- --------------------------------------- ----------------------------------------

         The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If a Fund invest in debt securities, the value of and total return earned on a shareholder's investment in a Fund may decline if an issuer fails to pay an obligation on a timely basis.

---------------------------------------- --------------------------------------- ----------------------------------------
            Blue Chip Fund                           Evergreen Fund                      Growth and Income Fund
---------------------------------------- --------------------------------------- ----------------------------------------
---------------------------------------- --------------------------------------- ----------------------------------------
                                                                                 o        Is subject to
o              Is NOT subject to         o              Is NOT subject to                 Below-Investment Grade Bond
          Below-Investment Grade Bond              Below-Investment Grade Bond            Risk.
                     Risk.                                    Risk.
                                                                                      Growth  and Income Fund may
                                                                                      invest up to 20%of its
                                                                                      assets in below
                                                                                         investment grade bonds.
---------------------------------------- --------------------------------------- ----------------------------------------

         Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and which may result in a decreased liquidity of such bonds. In addition, since Growth and Income Fund may invest in below investment grade bonds, the Fund is also more susceptible to interest rate risk and credit risk.

Are there any other risks of investing in each Fund?

         Each Fund may invest in futures and options which are forms of derivatives. Small price movements in the underlying asset could result in immediate and substantial gains or losses in the value of the derivatives. Such practices are used to hedge a Fund's portfolio, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although these practices are intended to increase returns, they may actually reduce returns or increase volatility.

         The Funds generally do not take portfolio turnover into account when making investment decisions, but the Funds can experience a high rate of portfolio turnover (greater than 100%) in any given fiscal year. When this happens, a Fund can incur greater brokerage and other transaction costs which are borne by the Funds and its shareholders. This can also result in a Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

                               MERGER INFORMATION

Reasons for the Merger

         At a Board of Trustees meeting held on December 8 and 9, 2004, all of the Trustees of Evergreen Equity Trust, including the Independent Trustees, considered and approved the Mergers; they determined that each Merger was in the best interests of shareholders of each of Blue Chip Fund, Evergreen Fund and Growth and Income Fund and that the interests of existing shareholders of each of Blue Chip Fund, Evergreen Fund Growth and Income Fund would not be diluted as a result of the transactions contemplated by each Merger.

         Before approving the Plans, the Trustees reviewed information materials about the Funds and the proposed Mergers. These materials set forth a comparison of various factors, such as the relative size of Growth and Income Fund compared to Blue Chip Fund and Evergreen Fund as well as the similarity of the Funds' investment goals and principal investment strategies, and specific portfolio characteristics including median market capitalization of the securities currently held by the Funds and the style of equity management. The Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved by combining the Funds. As of October 8, 2004, Growth and Income Fund's total net assets were approximately $829.1 million and Blue Chip Fund's total net assets were approximately $361.9 million. As of October 8, 2004, Evergreen Fund's total net assets were approximately $429.3 million. By merging into Growth and Income Fund, shareholders of Blue Chip Fund and Evergreen Fund would have the benefit of a larger fund with similar investment goals and policies, and greater investment flexibility.

     The Trustees also considered the relative performance of the Funds. They noted that the performance for Blue Chip Fund and Evergreen Fund has been lower than the performance for Growth and Income Fund in the past one-, three- and five-year periods ended September 30, 2004. For the one-year period ended on that date, the average annual total return for Class I shares of Blue Chip Fund was 10.45% and Evergreen Fund shares was 11.98% while the average annual return for Class I shares of Growth and Income Fund was 13.31%. For the three- and five-year periods ended that same date, the average annual total return for the Class I shares of Blue Chip Fund was 1.48% and -3.42%, respectively, while the average annual total return for Class I shares of Evergreen Fund was 1.75% and -4.58%, respectively. The average annual total return for Class I of Growth and Income Fund was 6.99% and 0.15%, respectively.

         The Trustees also considered the relative expenses of the Funds for Blue Chip Fund, Growth and Income Fund and Evergreen Fund. They noted that the total expense ratio of Blue Chip Fund is lower than that of Growth and Income and the expense ratio of Evergreen Fund is higher than that of Growth and Income Fund. Shareholders of Growth and Income Fund will have the advantage of lower expenses if either or both Mergers take place. However, the Trustees noted that if the Mergers takes place, EIMC has agreed to waive the management fee and/or reimburse expenses for a period of two years in order to maintain the expense ratio of Growth and Income Fund at 1.09% for Class I shares.

         In addition, assuming that an alternative to each Merger would be for Blue Chip Fund or Evergreen Fund maintain its separate existence, EIMC believes that the prospect of dividing the resources of the Evergreen fund family between two similar funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and greater economies of scale.

         In addition, the Trustees, including the Independent Trustees, considered among other things:

     o    the terms and conditions of each Merger;

     o the fact that EIMC will bear the expenses incurred by Blue Chip Fund, Evergreen Fund and Growth and Income Fund in connection with the applicable Merger;

     o the fact that Growth and Income Fund will assume the identified liabilities of Blue Chip Fund and Evergreen Fund;

     o the fact that each Merger is expected to be tax-free for federal income tax purposes;
     o the relative tax situations of Blue Chip Fund, Evergreen Fund and Growth and Income Fund including realized and unrealized gains and losses; and

     o alternatives available to shareholders of Blue Chip Fund and Evergreen Fund, including the ability to redeem their shares.

         During their consideration of each Merger, the Trustees met with Fund counsel, and the Independent Trustees met with counsel to the Independent Trustees, regarding the legal issues involved.

         Accordingly, for the reasons noted above, together with other factors and information considered relevant, and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, the Trustees concluded that the proposed Mergers would be in the best interests of Blue Chip Fund and Evergreen Fund and its shareholders, as applicable.

         The Trustees of Evergreen Equity Trust also approved each Merger on behalf of Growth and Income Fund.

Agreements and Plan of Reorganization

         The following summary is qualified in its entirety by reference to each Plan (Exhibit A and B hereto).

         Each Plan provides that Growth and Income Fund will acquire all of the assets of Blue Chip Fund or Evergreen Fund in exchange for shares of Growth and Income Fund and the assumption by Growth and Income Fund of the identified liabilities of Blue Chip Fund on or about April 15, 2005 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Capital Growth Fund will endeavor to discharge all of its known liabilities and obligations that are due and payable on the Closing Date. Growth and Income Fund will not assume any liabilities or obligations of Blue Chip Fund or Evergreen Fund other than those reflected in an unaudited statement of assets and liabilities of prepared as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date (the "Valuation Time").

         The number of full and fractional shares of each class of Growth and Income Fund to be received by the shareholders of Blue Chip Fund and Evergreen Fund will be determined by multiplying the number of full and fractional shares of the corresponding class of Blue Chip Fund and Evergreen Fund by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Blue Chip Fund and Evergreen Fund by the net asset value per share of the respective class of shares of Growth and Income Fund. Such computations will take place as of the Valuation Time. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         State Street Bank and Trust Company, the custodian for the Funds, will compute the value of each Fund's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the prospectus and statement of additional information of Growth and Income Fund, Rule 22c-1 under the 1940 Act, and the interpretations of such Rule by the SEC's Division of Investment Management.

         At or prior to the Closing Date, Blue Chip Fund and Evergreen Fund will have declared a dividend and distribution which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) substantially all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after the reductions for any capital loss carryforward).

         As soon after the Closing Date as conveniently practicable, Blue Chip Fund and Evergreen Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Growth and Income Fund received by Blue Chip Fund and Evergreen Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of Blue Chip Fund's and Evergreen Fund's shareholders on Growth and Income Fund's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Growth and Income Fund due to the Fund's shareholders. All issued and outstanding shares of Blue Chip Fund and Evergreen Fund, including those represented by certificates, will be canceled. The shares of Growth and Income Fund to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, Blue Chip Fund and Evergreen Fund will be terminated.

         The consummation of each Merger is subject to the conditions set forth in each Plan, including approval by Blue Chip Fund's and Evergreen Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of Blue Chip Fund's and Evergreen Fund's shareholders, each Plan may be terminated (a) by the mutual agreement of Blue Chip Fund or Evergreen Fund, as applicable, and Growth and Income Fund; or (b) at or prior to the Closing Date by either party
(i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         Whether or not each Merger is consummated, EIMC will pay the expenses incurred by Blue Chip Fund, Evergreen Fund and Growth and Income Fund in connection with each Merger (including the cost of any proxy-soliciting agent). No portion of the expenses, except portfolio transaction costs incurred in disposing of securities, will be borne directly or indirectly by Blue Chip Fund, Evergreen Fund or Growth and Income Fund or their respective shareholders.

         If Blue Chip Fund or Evergreen Fund shareholders do not approve the applicable Merger, the Trustees will consider other possible courses of action which may be in the best interests of shareholders.

Federal Income Tax Consequences

         Each Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the applicable Merger, Blue Chip Fund or Evergreen Fund and Growth and Income Fund will each receive an opinion from Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of each Merger:

          (1) The transfer of all of the assets of Blue Chip Fund or Evergreen Fund solely in exchange for shares of Growth and Income Fund and the assumption by Growth and Income Fund of the identified liabilities of Blue Chip Fund or Evergreen Fund, as applicable, followed by the distribution of Growth and Income Fund's shares to the shareholders of Blue Chip Fund or Evergreen Fund, as applicable, in liquidation of Blue Chip Fund or Evergreen Fund, respectively, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and Growth and Income Fund, Blue Chip Fund or Evergreen Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by Growth and Income Fund upon the receipt of the assets of Blue Chip Fund or Evergreen Fund, as applicable, solely in exchange for the shares of Growth and Income Fund and the assumption by Growth and Income Fund of the identified liabilities of Blue Chip Fund or Evergreen Fund, as applicable;

         (3) No gain or loss will be recognized by Blue Chip Fund or Evergreen Fund, as applicable on the transfer of its assets to Growth and Income Fund in exchange for Growth and Income Fund's shares and the assumption by Growth and Income Fund of the identified liabilities of Blue Chip Fund or Evergreen Fund or upon the distribution (whether actual or constructive) of Growth and Income Fund's shares to Blue Chip Fund's or Evergreen Fund's, shareholders, as applicable, in exchange for their shares of Blue Chip Fund or Evergreen Fund;

         (4) No gain or loss will be recognized by Blue Chip Fund's or Evergreen Fund's shareholders, as applicable, upon the exchange of their shares of Blue Chip Fund or Evergreen Fund, as applicable for shares of Growth and Income Fund in liquidation of Blue Chip Fund or Evergreen Fund;

         (5) The aggregate tax basis of the shares of Growth and Income Fund received by each shareholder of Blue Chip Fund or Evergreen Fund, as applicable, pursuant to the respective Merger will be the same as the aggregate tax basis of the shares of Blue Chip Fund or Evergreen Fund, as applicable, held by such shareholder immediately prior to the Merger, and the holding period of the shares of Growth and Income Fund received by each shareholder of Blue Chip Fund or Evergreen Fund, as applicable, will include the period during which the shares of Blue Chip Fund or Evergreen Fund exchanged therefore were held by such shareholder (provided that the shares of Blue Chip Fund and Evergreen Fund were held as a capital asset on the date of the applicable Merger); and

         (6) The tax basis of the assets of Blue Chip Fund or Evergreen Fund, as applicable, acquired by Growth and Income Fund will be the same as the tax basis of such assets to Blue Chip Fund or Evergreen Fund, as applicable, immediately prior to the respective Merger, and the holding period of such assets in the hands of Growth and Income Fund will include the period during which the assets were held by Blue Chip Fund or Evergreen Fund, as applicable.

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If a Merger is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of Blue Chip Fund or Evergreen Fund, as applicable, would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Growth and Income Fund shares he or she received. Shareholders of Blue Chip Fund and Evergreen Fund should consult their tax advisors regarding the effect, if any, of the applicable proposed Merger in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of each proposed Merger, shareholders of Blue Chip Fund and Evergreen Fund should also consult their tax advisors as to the state and local tax consequences, if any, of the applicable Merger.

         As of October 31, 2004, Blue Chip Fund, Evergreen Fund and Growth and Income Fund had capital loss carryforwards of approximately $195.7 million, $158.3 million and $108.0 million, respectively. The utilization of these capital loss carryforwards by Growth and Income Fund following the Merger will be subject to various limitations prescribed by the Code, which cannot be calculated precisely at this time. On a pro forma basis, the limitations would be approximately as follows:

         1) For Growth and Income Fund's taxable year that includes the date of the Merger, utilization of Blue Chip Fund's capital loss carryforward would be limited to approximately $4.5 million. For subsequent years, the limitation would be $15.3 million per year. Unused portions of this limitation can be used in subsequent years. The capital loss carryforward will fully expire by July 31, 2010, at which time it will no longer be available to offset future gains.

         2) For Growth and Income Fund's taxable year that includes the date of the Merger, utilization of Evergreen Fund's capital loss carryforward would be limited to approximately $5.3 million. For subsequent years, the limitation would be $18.1 million per year. Unused portions of this limitation can be used in subsequent years. The capital loss carryforward will fully expire by July 31, 2011, at which time it will no longer be available to offset future gains.

         3) For Growth and Income Fund's taxable year that includes the date of the Merger, utilization of Blue Chip Fund and Evergreen Fund capital loss carryforwards would be limited to Growth and Income Fund's net capital gain for the year multiplied by a fraction, the numerator of which is the days in the taxable year following the Merger and the denominator which is 365.

         4) For Growth and Income Fund's taxable years ending after the date of the Merger, the capital loss carryforward may be used only to offset gains attributable to post-Merger appreciation of the combined assets and the pre-Merger appreciation attributable to the respective Fund whose capital loss carryforward is being utilized. This limitation expires five years after the date of the Merger.

         The foregoing limitations must be applied independently, and the lowest of the calculated limitations will apply in any year.

Pro Forma Capitalization

         The following table sets forth the capitalizations of Blue Chip Fund, Evergreen Fund and Growth and Income Fund as of July 31, 2004, and the capitalization of Growth and Income Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.10, 1.11, 1.11 and 1.09 for Class A, Class B, Class C and Class I shares, respectively, of Growth and Income Fund issued for each Class A, Class B, Class C and Class I shares, respectively, of Blue Chip Fund; and an exchange ratio of approximately 0.56, 0.55, 0.55 and 0.56 for Class A, Class B, Class C and Class I shares of Growth and Income Fund issued for each Class A, Class B, Class C and Class I shares, respectively, of Evergreen Fund.

                Capitalization of Blue Chip Fund, Evergreen Fund,

          Growth and Income Fund and Growth and Income Fund (Pro Forma)

------------------------ ------------------------- -------------------- ---------------- ----------------- ----------------
                              Blue Chip Fund         Evergreen Fund       Growth and       Adjustments       Growth and
                                                                          Income Fund                          Income
                                                                                                             (Pro Forma)
------------------------ ------------------------- -------------------- ---------------- ----------------- ----------------
------------------------ ------------------------- -------------------- ---------------- ----------------- ----------------
Net Assets
Class A                              $185,257,118         $136,416,527     $364,223,900               N/A     $685,897,545
Class B                              $173,194,574          $81,927,592     $272,326,071               N/A     $527,448,237
Class C                                $9,321,776           $4,140,004     $115,868,395               N/A     $129,330,175
Class I                               $3,569,513         $215,245,913      $83,204,913                N/A    $302,020,339
                                      -----------        -------------     ------------               ---    ------------
Total Net Assets                     $371,342,981         $437,730,036     $835,623,279               N/A   $1,644,696,296
------------------------ ------------------------- -------------------- ---------------- ----------------- ----------------
------------------------ ------------------------- -------------------- ---------------- ----------------- ----------------
Net Asset Value Per
Share
Class A                                    $22.92               $11.58           $20.85               N/A           $20.85
Class B                                    $21.81               $10.80           $19.72               N/A           $19.72
Class C                                    $21.87               $10.78           $19.72               N/A           $19.72
Class I                                    $23.03               $11.93           $21.16               N/A           $21.16
------------------------ ------------------------- -------------------- ---------------- ----------------- ----------------
------------------------ ------------------------- -------------------- ---------------- ----------------- ----------------
Shares Outstanding
Class A                                 8,082,407           11,777,867       17,468,892       (4,432,251)       32,896,915
Class B                                 7,941,163            7,583,261       13,808,908       (2,587,881)       26,745,451
Class C                                   426,274              383,928        5,874,866         (127,650)        6,557,418
Class I                                  155,018           18,049,095        3,932,105        (7,863,298)      14,272,920
                                         --------          -----------       ----------       -----------      ----------
Total Shares
Outstanding
                                       16,604,862           37,794,151       41,084,771      (15,011,080)       80,472,704
------------------------ ------------------------- -------------------- ---------------- ----------------- ----------------


         The following table sets forth the capitalizations of Blue Chip Fund and Growth and Income Fund as of July 31, 2004 and the capitalization of Growth and Income Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.10, 1.11,1.11 and 1.09 for Class A, Class B, Class C and Class I shares, respectively, of Growth and Income Fund issued for each Class A, Class B, Class C and Class I shares, respectively, of Blue Chip Fund.

                  Capitalization of Blue Chip Fund, Growth and
               Growth Fund and Growth and Income Fund (Pro Forma)

----------------------------------- -------------------- -------------------- --------------------- --------------------
                                      Blue Chip Fund      Growth and Income       Adjustments        Growth and Income
                                                                Fund                                       Fund
                                                                                                        (Pro Forma)
----------------------------------- -------------------- -------------------- --------------------- --------------------
----------------------------------- -------------------- -------------------- --------------------- --------------------
Net Assets
Class A                                    $185,257,118         $364,223,900                   N/A         $549,481,018
Class B                                    $173,194,574         $272,326,071                   N/A         $445,520,645
Class C                                      $9,321,776         $115,868,395                   N/A         $125,190,171
Class I                                     $3,569,513          $83,204,913                    N/A          $86,774,426
                                            -----------         ------------                   ---          ----------
Total Net Assets                           $371,342,981         $835,623,279                   N/A       $1,206,966,260
----------------------------------- -------------------- -------------------- --------------------- --------------------
----------------------------------- -------------------- -------------------- --------------------- --------------------
Net Asset Value Per Share
Class A                                          $22.92               $20.85                   N/A               $20.85
Class B                                          $21.81               $19.72                   N/A               $19.72
Class C                                          $21.87               $19.72                   N/A               $19.72
Class I                                          $23.03               $21.16                   N/A               $21.16
----------------------------------- -------------------- -------------------- --------------------- --------------------
----------------------------------- -------------------- -------------------- --------------------- --------------------
Shares Outstanding
Class A                                       8,082,407           17,468,892               802,858           26,354,157
Class B                                       7,941,163           13,808,908               841,064           22,591,135
Class C                                         426,274            5,874,866                46,367            6,347,507
Class I                                        155,018             3,932,105                13,670           4,100,793
                                               --------            ---------                ------           ---------
Total Shares Outstanding                     16,604,862           41,084,771             1,703,959           59,393,592
----------------------------------- -------------------- -------------------- --------------------- --------------------

     The following table sets forth the capitalizations of Evergreen Fund and Growth and Income Fund as of July 31, 2004 and the capitalization of Growth and Income Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately, 0.56, 0.55, 0.55, and 0.56 and for Class A, Class B, Class C and Class I shares, respectively, of Growth and Income Fund issued for each Class A, Class B, Class C and Class I shares, respectively, of Evergreen Fund.

          Capitalization of Evergreen Fund, Growth and Income Fund and

                       Growth and Income Fund (Pro Forma)

----------------------------------- -------------------- -------------------- --------------------- --------------------
                                      Evergreen Fund      Growth and Income       Adjustments        Growth and Income
                                                                Fund                                       Fund
                                                                                                        (Pro Forma)
----------------------------------- -------------------- -------------------- --------------------- --------------------
----------------------------------- -------------------- -------------------- --------------------- --------------------
Net Assets
Class A                                    $136,416,527         $364,223,900                   N/A         $500,640,427
Class B                                     $81,927,592         $272,326,071                   N/A         $354,253,663
Class C                                      $4,140,004         $115,868,395                   N/A         $120,008,399
Class I                                   $215,245,913           $83,204,913                   N/A        $298,450,826
                                          -------------          ----------                    ---        ------------
Total Net Assets                           $437,730,036         $835,623,279                   N/A       $1,273,353,315
----------------------------------- -------------------- -------------------- --------------------- --------------------

----------------------------------- -------------------- -------------------- --------------------- --------------------
Net Asset Value Per Share
Class A                                          $11.58               $20.85                   N/A               $20.85
Class B                                          $10.80               $19.72                   N/A               $19.72
Class C                                          $10.78               $19.72                   N/A               $19.72
Class I                                          $11.93               $21.16                   N/A               $21.16
----------------------------------- -------------------- -------------------- --------------------- --------------------
----------------------------------- -------------------- -------------------- --------------------- --------------------
Shares Outstanding
Class A                                      11,777,867           17,468,892           (5,235,109)           24,011,650
Class B                                       7,583,261           13,808,908           (3,428,946)           17,963,223
Class C                                         383,928            5,874,866             (174,017)            6,084,777
Class I                                     18,049,095             3,932,105           (7,876,968)          14,104,232
                                            -----------            --------            -----------          ----------
Total Shares Outstanding                     37,794,151           41,084,771          (16,715,040)           62,163,882
----------------------------------- -------------------- -------------------- --------------------- --------------------

         The table set forth above should not be relied upon to reflect the number of shares to be received in the Merger; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of each Merger.

Distribution of Shares

         Evergreen Investment Services, Inc. ("EIS"), acts as principal underwriter of the shares of Growth and Income Fund, Blue Chip Fund and Evergreen Fund. EIS distributes each Fund's shares directly or through broker-dealers, banks, or other financial intermediaries. Each Fund offers four classes of shares: Class A, Class B, Class C and Class I. Each class has a separate distribution arrangement and bears its own distribution expenses. (See "Distribution-Related and Shareholder Servicing-Related Expenses" below).

         In the proposed Mergers, Blue Chip Fund and Evergreen Fund shareholders will receive shares of Growth and Income Fund having the same class designation and the same arrangements with respect to the imposition of Rule 12b-1 distribution and service fees as the shares they currently hold. Because the Mergers will be effected at net asset value without the imposition of a sales charge, Blue Chip Fund or Evergreen Fund shareholders will receive Growth and Income Fund shares without paying any front-end sales charge or CDSC as a result of the Mergers. Growth and Income Fund Class B and Class C shares received by Blue Chip Fund or Evergreen Fund shareholders as a result of the Mergers will continue to be subject to a CDSC upon subsequent redemption, but the CDSC will be based on the date of the original purchase of Blue Chip Fund or Evergreen Fund shares and will be subject to the CDSC schedule applicable to Blue Chip Fund or Evergreen Fund shares on the date of the original purchase of such shares.

         The following is a summary description of charges and fees for the Class A, Class B, Class C and Class I shares of Growth and Income Fund which will be received by Blue Chip Fund or Evergreen Fund shareholders in the Mergers. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in each Fund's prospectus and statement of additional information.

         Class A Shares. Class A shares may pay a front-end initial sales charge of up to 5.75% of the offering price and, as indicated below, are subject to distribution-related fees. For a description of the front-end sales charge applicable to the purchase of Class A shares see "How to Choose the Share Class that Best Suits You" in the prospectus of Balanced Fund. No front-end sales charge will be imposed on Class A shares of Balanced Fund received by Foundation Fund or Tax Strategic Foundation Fund shareholders as a result of the Merger.

         Class B Shares. Class B shares are sold without a front-end sales charge but are subject to a CDSC, which ranges from 5.00% to 1.00% if shares are redeemed within six years. In addition, Class B shares are subject to distribution-related fees and shareholder servicing-related fees as described below. Class B shares automatically convert to Class A shares after eight years. For purposes of determining when Class B shares issued in the Merger to shareholders of Foundation Fund or Tax Strategic Foundation Fund will convert to Class A shares, such shares will be deemed to have been purchased as of the date the Class B shares of Foundation Fund or Tax Strategic Foundation Fund were originally purchased.

         Class B shares are subject to higher distribution-related and shareholder servicing-related fees than the corresponding Class A shares on which a front-end sales charge is imposed (until they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares of the Fund.

         Class C Shares. Class C shares are sold without a front-end sales charge and are subject to distribution-related and shareholder servicing-related fees. Class C shares are subject to a 1.00% CDSC if such shares are redeemed within one year. Class C shares issued to shareholders of Foundation Fund or Tax Strategic Foundation Fund in connection with the Mergers will continue to be subject to the CDSC schedule in place at the time of their original purchase. Class C shares incur higher distribution-related and shareholder servicing-related fees than Class A shares, but unlike Class B shares, do not convert to any other class of shares.

         Class I Shares. Class I shares are sold at net asset value without any front-end sales charges or CDSC and are not subject to distribution-related or shareholder servicing-related fees. Class I shares are only available to certain classes of investors as is more fully described in the prospectus for the Funds.

         Additional information regarding the classes of shares of each Fund is included in each Fund's prospectus and statement of additional information.

         Distribution-Related and Shareholder Servicing-Related Expenses. Each Fund has adopted a Rule 12b-1 plan with respect to its Class A shares under which the class may pay for distribution-related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the class. Payments with respect to Class A shares are currently limited to 0.30% of average daily net assets attributable to the class. This amount may be increased to the full plan rate for each Fund by the Trustees without shareholder approval.

         Each Fund has also adopted a Rule 12b-1 plan with respect to its Class B and Class C shares under which each class may pay for distribution-related expenses at an annual rate which may not exceed 1.00%. Of the total 1.00% Rule 12b-1 fees, up to 0.25% may be for payment with respect to "shareholder services." Consistent with the requirements of Rule 12b-1 and the applicable rules of NASD Regulation, Inc. following the Mergers, Growth and Income Fund may make distribution-related and shareholder servicing-related payments with respect to Blue Chip Fund or Evergreen Fund shares sold prior to the Mergers.

         Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its prospectus and statement of additional information.

         No Rule 12b-1 plan has been adopted for the Class I shares of each Fund.

Calculating the Share Price

         The value of one share of a Fund, also known as the net asset value, or NAV, is calculated by adding up the Fund's total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. A Fund's NAV is calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The NAV of each class of shares is calculated separately.

         The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

         Shares become entitled to income distributions declared generally on the first business day following receipt by the Funds' transfer agent of payment for the shares.

         Each security held by a Fund is valued using the most current market price quotations for that security. However, the Funds will "fair value" securities when (i) quotations are not available from any outside source; (ii) quotations are stale and there is no current trading activity in the security; or (iii) closing quotations as received from an outside source do not reflect the current market value. The Fund will price these securities at a fair value according to policies established by the Fund's Board of Trustees.

         Pricing a security at a fair value involves relying on a good faith value judgment made by individuals rather than on price quotations obtained in the marketplace. Although intended to reflect the actual value at which securities could be sold in the market, the fair value of one or more of the securities in the portfolio, which is used to determine the Fund's NAV, could be different from the actual value at which those securities could be sold in the market. Therefore, if a shareholder purchases or redeems shares in a Fund which holds securities priced at fair value, this may have the effect of diluting or increasing the shareholder's investment.

         Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

     Growth and Income Fund and Blue Chip Fund may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund's portfolio securities may change on days when the price of the Fund's shares is not calculated. The price of the Fund's shares will reflect any such changes when the price of the Fund's shares is next calculated, which is the next day the New York Stock Exchange is open. In addition, closing market prices for foreign securities may not reflect current value as of the time the Fund values its shares. Many foreign markets close substantially before 4:00 p.m. Eastern time, and events occurring after such close may materially affect the value of securities traded in those markets. To address this, the Fund's fair value pricing policies provide for valuing foreign securities at fair value if an event or development has occurred subsequent to the close of the foreign market that would materially affect the value of the security. Substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. Under the Fund's fair value pricing policies, the values of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold. In these instances, the value of the foreign securities is determined by applying a fair value coefficient supplied by a third-party service provider. As a result of the foregoing, it is possible that fair value prices will be used by the Fund to a significant extent.

Purchase and Redemption Procedures

         Information concerning applicable sales charges and distribution-related and shareholder servicing-related fees is provided above. Investments in the Funds are not insured. The minimum initial purchase requirement for Class A, Class B and Class C shares of each Fund is $1,000 while the minimum initial purchase requirement for Class I shares is $1,000,000. There is no minimum for subsequent purchases of shares of either Fund. For more information, see "How to Buy Shares - Minimum Investments" in each Fund's prospectus. Each Fund provides for telephone, mail or wire redemption of shares at net asset value, less any CDSC, as next determined after receipt of a redemption request on each day the NYSE is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in each Fund's prospectus. Each Fund may involuntarily redeem shareholders' accounts that have less than the minimum initial investment requirement of invested funds. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Short-Term Trading Policy

         Excessive short-term trading in a Fund's shares by investors can be detrimental to the interests of long-term shareholders. Excessive short-term trading may disrupt portfolio management of the Fund, harm Fund performance, create transaction and other administrative costs that are borne by all shareholders and, ultimately, result in a dilution of or otherwise negatively impact the value of the Fund's shares.

         To limit the negative effects on the funds of short-term trading, the Funds have adopted certain restrictions on trading by investors. Investors are limited to three "round trip" exchanges per calendar quarter and five "round trip" exchanges per calendar year. A "round trip" exchange occurs when an investor exchanges from one Evergreen fund to another Evergreen fund and back to the original fund. In addition, each Fund reserves the right to reject any purchase or exchange, and to terminate an investor's investment or exchange privileges, if the Fund determines in its sole discretion that the trading activity by the investor may be materially detrimental to the interests of long-term shareholders. The Funds may reject purchases or exchanges, or terminate investment or exchange privileges, even if the investor has not exceeded the three-per-quarter/five-per-year limits described above. In considering whether trading activity may be materially detrimental to the interests of long-term shareholders, the Funds consider a number of factors such as the frequency of trading by the investor, the amount involved in the investor's trades, and the length of time the investment is held, along with other factors.

         The Evergreen funds attempt to enforce the foregoing trading restrictions by monitoring purchases, sales and exchanges on a daily basis. However, there are certain limitations on the Funds' ability to detect and prevent trading that would violate these restrictions. For example, while the Funds have access to trading information relating to investors who trade and hold their shares directly with the Funds, the Funds may not have access to such information for investors who trade through financial intermediaries such as broker-dealers and financial advisors or through retirement plans. Certain financial intermediaries and retirement plans hold their shares or those of their clients through omnibus accounts maintained with the Funds. In the case of omnibus accounts, the Funds may not have access to information regarding trading activity by individual investors, and therefore are unable to monitor for excessive short-term trading or violations of the Funds' trading restrictions. For these and other reasons, it is possible that excessive short-term trading or trading in violation of the Funds' trading restrictions may occur despite the Funds' efforts to prevent them.

Exchange Privileges

         Holders of shares of a class of each Fund may exchange their shares for shares of the same class of any other Evergreen fund. Each Fund may limit exchanges when it is determined that such excessive trading is detrimental to the Fund and may limit exchanges to five per calendar year and three per calendar quarter. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen fund must amount to at least $1,000 for Classes A, B and C shares and $1,000,000 for Class I shares. The current exchange privileges, and the requirements and limitations attendant thereto, are described in each Fund's prospectus and statement of additional information.

Dividend Policy

         Blue Chip Fund and Growth and Income Fund distributes its investment company taxable income quarterly. Evergreen Fund distributes its investment company taxable income annually. Each Fund distributes its net realized gains at least annually to shareholders of record on the dividend record date. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See each Fund's prospectus for further information concerning dividends and distributions.

         After the Mergers, shareholders of Blue Chip Fund and Evergreen Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Growth and Income Fund reinvested in shares of Growth and Income Fund. Shareholders of Blue Chip Fund and Evergreen Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Growth and Income Fund in cash after the Mergers, although they may, after the Mergers, elect to have such dividends and/or distributions reinvested in additional shares of Growth and Income Fund.

         Each of Growth and Income Fund, Blue Chip Fund and Evergreen Fund have qualified and intend to continue to qualify to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Fund must distribute at least 90% of its taxable and tax-exempt income. While so qualified, so long as the Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that the Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

                       INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

         Each Fund is a series of Evergreen Equity Trust, an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. Evergreen Equity Trust is organized as a Delaware statutory trust and is governed by its Amended and Restated Agreement and Declaration of Trust (referred to hereinafter as a "Declaration of Trust"), its Amended and Restated By-Laws, a Board of Trustees and applicable Delaware and federal law.

Capitalization

         The beneficial interests in Growth and Income Fund, Blue Chip Fund and Evergreen Fund are represented by an unlimited number of transferable shares of beneficial interest, $0.001 par value per share. Evergreen Equity Trust's Declaration of Trust permits the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the Fund. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by Fund as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

Shareholder Liability

         Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no such similar statutory or other authority limiting business trust shareholder liability exists. As a result, to the extent that Evergreen Equity Trust or a shareholder is subject to the jurisdiction of a court that does not apply Delaware law, shareholders of Evergreen Equity Trust may be subject to liability. To guard against this risk, the Declaration of Trust of Evergreen Equity Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Equity Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Equity Trust is remote.

Shareholder Meetings and Voting Rights

         Evergreen Equity Trust on behalf of Growth and Income Fund, Blue Chip Fund and Evergreen Fund is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Equity Trust. In addition, Evergreen Equity Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Evergreen Equity Trust does not currently intend to hold regular shareholder meetings. Cumulative voting is not permitted. Except when a larger quorum is required by applicable law, with respect to both Funds, 25% of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter. For each Fund, a majority (greater than 50%) of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

         Under the Declaration of Trust of Evergreen Equity Trust, each share of Growth and Income Fund, Blue Chip Fund and Evergreen Fund will be entitled to one vote for each dollar or fraction of a dollar of net asset value applicable to such share.

Liquidation

         In the event of the liquidation of Growth and Income Fund, Blue Chip Fund or Evergreen Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

         Under the Declaration of Trust of Evergreen Equity Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

         The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of Evergreen Equity Trust, its By-Laws and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware law directly for more complete information.


                    VOTING INFORMATION CONCERNING THE MEETING

         This prospectus/proxy statement is being sent to shareholders of Blue Chip Fund and Evergreen Fund in connection with a solicitation of proxies by the Trustees of Evergreen Equity Trust, to be used at the Special Meeting of Shareholders (the "Meetings") to be held at 2:00 p.m., Eastern time, April 1, 2005, at the offices of Evergreen Investments, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116-5034, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Blue Chip Fund and Evergreen Fund on or about February 18, 2005. Only shareholders of record as of the close of business on January 14, 2005 (the "Record Date") will be entitled to notice of, and to vote at, the Meetings or any adjournment thereof.


     If the enclosed form of proxy is properly executed and returned in time to be voted at the Meetings, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Signed but unmarked proxies will be voted FOR the proposed Merger and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, and will have the effect of being counted as votes against the Plan, which must be approved by an affirmative vote of the majority of the outstanding shares. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Evergreen Equity Trust at the address set forth on the cover of this prospectus/proxy statement. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Merger contemplated thereby.


     Approval of the Mergers will require the affirmative vote of a majority (greater than 50%) of Blue Chip Fund's or Evergreen Fund's outstanding shares, with all classes of a Fund voting together as a single class at a Meeting at which a quorum (at least 25% of the Fund's shares entitled to vote) is present.

         In voting for the Mergers, all classes of Blue Chip Fund or Evergreen Fund will vote together as if they were a single class, and each share will be entitled to one vote for each dollar of net asset value applicable to such share. Fractional shares are entitled to proportionate shares of one vote.

         Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of EIMC, its affiliates or other representatives of Blue Chip Fund or Evergreen Fund (who will not be paid for their soliciting activities). In addition, Investor Connect, the Fund's proxy solicitor, may make proxy solicitations. If you wish to participate in the Meetings, you may submit the proxy card included with this prospectus/proxy statement by mail or by Internet, or vote by telephone or attend in person. (See the back of this prospectus/proxy statement for voting instructions.) Any proxy given by you is revocable.

         If Blue Chip Fund and Evergreen Fund shareholders do not vote to approve their respective Merger, the Trustees will consider other possible courses of action in the best interests of shareholders. In the event that sufficient votes to approve a Merger are not received before the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote of a majority of the shares present in person or by proxy at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

         A shareholder who objects to a proposed Merger will not be entitled under either Delaware law or the Declaration of Trust of Evergreen Equity Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that each Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if a Merger is consummated, shareholders will be free to redeem the shares of Growth and Income Fund which they receive in the transaction at their then-current net asset value. Shares of Blue Chip Fund and Evergreen Fund may be redeemed at any time prior to the consummation of the applicable Merger. Shareholders of Blue Chip Fund and Evergreen Fund may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the applicable Merger or exchanging such shares in the applicable Merger.

         Blue Chip Fund and Evergreen Fund do not hold annual shareholder meetings. If a Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Evergreen Equity Trust at the address set forth on the cover of this prospectus/proxy statement so that they will be received by the Fund in a reasonable period of time prior to the meeting.

         The votes of the shareholders of Growth and Income Fund are not being solicited by this prospectus/proxy statement and are not required to carry out each Merger.

         NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Blue Chip Fund and Evergreen Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this prospectus/proxy statement needed to supply copies to the beneficial owners of the respective shares.

Shareholder Information

         As of the Record Date, the following number of each class of shares of beneficial interest of Blue Chip Fund and Evergreen Fund was outstanding:

 -------------------- --------------------------- -------------------------
 Class of Shares      Evergreen Blue Chip Fund            Evergreen Fund
 -------------------- --------------------------- -------------------------
 -------------------- --------------------------- -------------------------
 Class A                           7,450,762.175            11,632,722.814
 -------------------- --------------------------- -------------------------
 Class B                           6,844,292.131             5,285,938.706
 -------------------- --------------------------- -------------------------
 Class C                             351,721.501               358,142.005
 Class I                             132,748.842            16,984,512.927
 All Classes                      14,779,524.650            34,261,316.452
 -------------------- --------------------------- -------------------------

         As of the Record Date, the officers and Trustees of Evergreen Equity Trust beneficially owned as a group less than 1% of each class of the outstanding shares of Blue Chip Fund. To Evergreen Equity Trust's knowledge, the following persons owned beneficially or of record 5% or more of the following classes of Blue Chip Fund's outstanding shares as of the Record Date:

-------------------------------------------------- ------------- ------------ ----------------- -------------------------
Name and Address                                      Class        No. of      Percentage of    Percentage of Shares of
----------------                                      -----        Shares     Shares of Class      Class After Merger
                                                                   ------       Before Merger
-------------------------------------------------- ------------- ------------ ----------------- -------------------------
-------------------------------------------------- ------------- ------------ ----------------- -------------------------
WACHOVIA BANK                                           I        87,977.494        66.27%                0.73%
CASH ACCOUNT
TRUST ACCOUNTS
1525 WEST WT HARRIS BOULEVARD
CHARLOTTE, NC  28288-0001
-------------------------------------------------- ------------- ------------ ----------------- -------------------------
-------------------------------------------------- ------------- ------------ ----------------- -------------------------
WACHOVIA BANK                                           I        10,233.239        7.71%                 0.09%
 REINVEST ACCOUNT
TRUST ACCOUNTS
1525 WEST WT HARRIS BOULEVARD
CHARLOTTE, NC  28288-0001
-------------------------------------------------- ------------- ------------ ----------------- -------------------------
-------------------------------------------------- ------------- ------------ ----------------- -------------------------
SEI PRIVATE TRUST COMPANY                               I         7,076.564        5.33%                 0.06%
C/O WACHOVIA BANK
ATTN: MUTUAL FUND
ONE FREEDOM VALLEY DRIVE
OAKS, PA  19456
-------------------------------------------------- ------------- ------------ ----------------- -------------------------

         As of the Record Date, the officers and Trustees of Evergreen Equity Trust beneficially owned as a group less than 1% of each class of the outstanding shares of Evergreen Fund. To Evergreen Equity Trust's knowledge, the following persons owned beneficially or of record 5% or more of the following classes of Evergreen Fund's outstanding shares as of the Record Date:

-------------------------------------------------- ------------- ------------ ----------------- -------------------------
Name and Address                                      Class        No. of      Percentage of    Percentage of Shares of
----------------                                      -----        Shares     Shares of Class      Class After Merger
                                                                                Before Merger
-------------------------------------------------- ------------- ------------ ----------------- -------------------------
-------------------------------------------------- ------------- ------------ ----------------- -------------------------
WACHOVIA BANK                                           I        87,977.494        66.27%                0.73%
CASH ACCOUNT
TRUST ACCOUNTS
1525 WEST WT HARRIS BOULEVARD
CHARLOTTE, NC  28288-0001
-------------------------------------------------- ------------- ------------ ----------------- -------------------------
-------------------------------------------------- ------------- ------------ ----------------- -------------------------
WACHOVIA BANK                                           I        10,233.239        7.71%                 0.09%
 REINVEST ACCOUNT
TRUST ACCOUNTS
1525 WEST WT HARRIS BOULEVARD
CHARLOTTE, NC  28288-0001
-------------------------------------------------- ------------- ------------ ----------------- -------------------------
-------------------------------------------------- ------------- ------------ ----------------- -------------------------
SEI PRIVATE TRUST COMPANY                               I         7,076.564        5.33%                 0.06%
C/O WACHOVIA BANK
ATTN: MUTUAL FUND
ONE FREEDOM VALLEY DRIVE
OAKS, PA  19456
-------------------------------------------------- ------------- ------------ ----------------- -------------------------

         As of the Record Date, the officers and Trustees of Evergreen Equity Trust beneficially owned as a group less than 1% of each class of the outstanding shares of Growth and Income Fund. To Evergreen Equity Trust's knowledge, the following persons owned beneficially or of record 5% or more of the following classes of Growth and Income Fund's outstanding shares as of the Record Date:

-------------------------------------------------- ------------ ------------- ----------------- -------------------------
Name and Address                                      Class       No. of       Percentage of    Percentage of Shares of
----------------                                      -----       Shares     Shares of Class      Class After Merger
                                                                   ------      Before Merger
-------------------------------------------------- ------------ ------------- ----------------- -------------------------
-------------------------------------------------- ------------ ------------- ----------------- -------------------------
VALIC                                                   A       4,678,524.391      23.08%                13.19%
ATTN:GREG SEWARD
WOODSON TOWER L7-01
2919 ALLEN PKWY
HOUSTON, TX  77019-2142
-------------------------------------------------- ------------ ------------- ----------------- -------------------------
-------------------------------------------------- ------------ ------------- ----------------- -------------------------
WACHOVIA BANK                                           I       740,788.455        20.60%                5.44%
401K ACCOUNTS
1525 WEST WT HARRIS BOULEVARD
CHARLOTTE, NC  28288-0001
-------------------------------------------------- ------------ ------------- ----------------- -------------------------
-------------------------------------------------- ------------ ------------- ----------------- -------------------------
CHARLES SCHWAB & CO INC                                 I       309,447.554        8.60%                 2.27%
SPECIAL CUSTODY ACCOUNT
FBO EXCLUSIVE BENEFIT OF CUSTOMERS
REINVEST ACCOUNT
ATTN: MUTUAL FUND
101 MONTGOMERY STREET
SAN FRANCISCO, CA  94104-4122
-------------------------------------------------- ------------ ------------- ----------------- -------------------------
-------------------------------------------------- ------------ ------------- ----------------- -------------------------
WACHOVIA BANK                                           I       262,315.213        7.29%                 1.93%
CASH ACCOUNT
ATTN: TRUST ACCOUNTS
1525 WEST WT HARRIS BOULEVARD
CHARLOTTE, NC  28288-0001
-------------------------------------------------- ------------ ------------- ----------------- -------------------------
-------------------------------------------------- ------------ ------------- ----------------- -------------------------
WACHOVIA BANK                                           I       253,718.605        7.06%                 1.86%
REINVEST ACCOUNT
TRUST ACCOUNTS
1525 WEST WT HARRIS BOULEVARD
CHARLOTTE, NC  28288-0001
-------------------------------------------------- ------------ ------------- ----------------- -------------------------

THE TRUSTEES OF EVERGREEN EQUITY TRUST RECOMMEND APPROVAL OF THE PLANS AND ANY UNMARKED PROXY CARDS WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLANS


                        FINANCIAL STATEMENTS AND EXPERTS

         The annual reports of Growth and Income Fund and Blue Chip as of July 31, 2004 and Evergreen Fund as of September 30, 2004, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The semi-annual reports of Growth and Income Fund and Blue Chip Fund as of January 31, 2004 and Evergreen Fund as of March 31, 2004, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the registration statement.


                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Growth and Income Fund will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                             ADDITIONAL INFORMATION

         Blue Chip Fund, Evergreen Fund and Growth and Income Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at prescribed rates at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Woolworth Building, 233 Broadway, New York, New York 10279.

                                 OTHER BUSINESS

         The Trustees of Evergreen Equity Trust do not intend to present any other business at the Meetings. If, however, any other matters are properly brought before the Meetings, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.



February 18, 2005

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS

     The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:



     REGISTRATION                                    VALID SIGNATURE

     CORPORATE ACCOUNTS

     (1) ABC Corp.                                   ABC Corp.
     (2) ABC Corp.                                   John Doe, Treasurer
     (3) ABC Corp.                                   John Doe
           c/o John Doe, Treasurer
     (4) ABC Corp. Profit Sharing Plan               John Doe, Trustee


     TRUST ACCOUNTS

     (1) ABC Trust Jane B. Doe, Trustee (2) Jane B. Doe, Trustee Jane B. Doe u/t/d 12/28/78


     CUSTODIAL OR ESTATE ACCOUNTS

     (1) John B. Smith, Cust.                       John B. Smith
         f/b/o John B. Smith, Jr. UGMA
     (2) John B. Smith                              John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage-paid envelope.

                          OTHER WAYS TO VOTE YOUR PROXY

       VOTE BY TELEPHONE:

1. Read the prospectus/proxy statement and have your proxy card at hand. 2. Call the toll-free number indicated on your proxy card. 3. Enter the control number found on your proxy card. 4. Follow the simple recorded instructions.

           VOTE BY INTERNET:

1. Read the prospectus/proxy statement and have your proxy card at hand. 2. Go to the website indicated on your proxy card and follow the voting instructions.


         The above methods of voting are generally available 24 hours a day. Do not mail the proxy card if you are voting by telephone or Internet. If you have any questions about the proxy card, please call Investor Connect, our proxy solicitor, at 800.780.7505 (toll free).

                                                                 EXHIBIT A
                      AGREEMENT AND PLAN OF REORGANIZATION


         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 3rd day of January 2005, by and between Evergreen Equity Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Acquiring Fund Trust"), with respect to its Evergreen Growth and Income Fund series (the "Acquiring Fund"), and Evergreen Equity Trust, a Delaware statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Selling Fund Trust"), with respect to its Evergreen Blue Chip Fund series (the "Selling Fund").

         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A, Class B, Class C and Class I shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares pro rata to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Acquiring Fund Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein.

         WHEREAS, the Trustees of the Selling Fund Trust have determined that the Selling Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares on the terms and conditions herein set forth, that such exchange is in the best interests of the Selling Fund and that the interests of the Selling Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge prior to the Closing Date all of its known liabilities and obligations that are due and payable as of the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement (as defined in paragraph 4.1(o)) which has been distributed to shareholders of the Selling Fund.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8 TERMINATION. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to such class by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Class A, Class B, Class C and Class I shares of the Selling Fund will receive Class A, Class B, Class C and Class I shares, respectively, of the Acquiring Fund.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about April 15, 2005 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. Eastern time at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.3 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, LLC as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Evergreen Service Company, LLC as transfer agent for the Acquiring Fund, shall deliver at the Closing a certificate as to the opening on the Acquiring Fund's share transfer books of accounts in the names of the Selling Fund Shareholders. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, LLC to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Selling Fund Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Selling Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The audited financial statements of the Selling Fund at July 31, 2004 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since July 31, 2004 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year substantially all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund to the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Selling Fund Trust or the Selling Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The audited financial statements of the Acquiring Fund at July 31, 2004 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since July 31, 2004 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information furnished by the Acquiring Fund to the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (n) As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Acquiring Fund Trust or the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.3 APPROVAL BY SHAREHOLDERS. The Selling Fund Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by the Selling Fund Trust's President and Treasurer.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Acquiring Fund Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of Sullivan & Worcester LLP, to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Selling Fund Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Fund Trust.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Selling Fund, in a form reasonably satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of Sullivan & Worcester LLP, to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Selling Fund Trust's Declaration of Trust or By-laws, or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

                  (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

         Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Fund Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable or tax exempt income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carry forward).

         8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares pro rata to the Selling Fund Shareholders in liquidation of the Selling Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are an independent registered public accounting firm with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the unaudited pro forma financial statements that are included in the Registration Statement and Prospectus/Proxy Statement agree to the underlying accounting records of the Acquiring Fund and the Selling Fund or with written estimates provided by each Fund's management, and were found to be mathematically correct; and

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

         In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are an independent registered public accounting firm with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) they had performed limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) which consisted of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus/Proxy Statement, and making inquiries of appropriate officials of the Acquiring Fund Trust and of the Selling Fund Trust responsible for financial and accounting matters whether such unaudited pro forma financial statements comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

                  (c) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (d) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Acquiring Fund or with written estimates by the Acquiring Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Evergreen Investment Management Company, LLC or one of its affiliates. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Acquiring Fund Trust, the Selling Fund Trust, or the respective Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 With respect to both the Selling Fund Trust and the Acquiring Fund Trust, the names used herein refer respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Delaware, which are hereby referred to and are also on file at the principal offices of the Selling Fund Trust or, as the case may be, the Acquiring Fund Trust. The obligations of the Selling Fund Trust or of the Acquiring Fund Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Selling Fund Trust or the Acquiring Fund Trust, as the case may be, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Selling Fund Trust or, as the case may be, the Acquiring Fund Trust personally, but bind only the trust property, and all persons dealing with the Selling Fund or the Acquiring Fund must look solely to the trust property belonging to the Selling Fund or, as the case may be, the Acquiring Fund for the enforcement of any claims against the Selling Fund or, as the case may be, the Acquiring Fund.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.



                       EVERGREEN EQUITY TRUST ON BEHALF OF EVERGREEN BLUE CHIP FUND


                       By:  /s/ Michael Koonce
                            ------------------------------------------------
                       Name:    Michael Koonce
                       Title:   Authorized Officer



                       EVERGREEN EQUITY TRUST ON BEHALF OF EVERGREEN GROWTH AND INCOME FUND


                       By: /c/ Catherine F. Kennedy
                           -------------------------------------------------

                       Name:    Catherine F. Kennedy
                       Title:   Authorized Officer

                                                      EXHIBIT B

                      AGREEMENT AND PLAN OF REORGANIZATION


         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 3rd day of January, 2005, by and between Evergreen Equity Trust, a Delaware business statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Acquiring Fund Trust"), with respect to its Evergreen Growth and Income Fund series (the "Acquiring Fund"), and Evergreen Equity Trust, a Delaware business statutory trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Selling Fund Trust"), with respect to its Evergreen Fund series (the "Selling Fund").

         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A, Class B, Class C and Class I shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares pro rata to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Acquiring Fund Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein.

         WHEREAS, the Trustees of the Selling Fund Trust have determined that the Selling Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares on the terms and conditions herein set forth, that such exchange is in the best interests of the Selling Fund and that the interests of the Selling Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge prior to the Closing Date all of its known liabilities and obligations that are due and payable as of the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement (as defined in paragraph 4.1(o)) which has been distributed to shareholders of the Selling Fund.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8 TERMINATION. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to such class by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Class A, Class B, Class C and Class I shares of the Selling Fund will receive Class A, Class B, Class C and Class I shares, respectively, of the Acquiring Fund.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about April 15, 2005 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. Eastern time at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.3 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, LLC as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Evergreen Service Company, LLC as transfer agent for the Acquiring Fund, shall deliver at the Closing a certificate as to the opening on the Acquiring Fund's share transfer books of accounts in the names of the Selling Fund Shareholders. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, LLC to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Selling Fund Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a business statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware business statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Selling Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The audited financial statements of the Selling Fund at September 30, 2004 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since September 30, 2004 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year substantially all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund to the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Selling Fund Trust or the Selling Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a business statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business statutory trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The audited financial statements of the Acquiring Fund at July 31, 2004 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since July 31, 2004 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information furnished by the Acquiring Fund to the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (n) As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Acquiring Fund Trust or the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.3 APPROVAL BY SHAREHOLDERS. The Selling Fund Trust will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by the Selling Fund Trust's President and Treasurer.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Acquiring Fund Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a business statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of Sullivan & Worcester LLP, to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Selling Fund Trust, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Fund Trust.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Selling Fund, in a form reasonably satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a business statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of Sullivan & Worcester LLP, to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware business statutory trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Selling Fund Trust's Declaration of Trust or By-laws, or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

                  (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

         Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Fund Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable or tax exempt income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carry forward).

         8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares pro rata to the Selling Fund Shareholders in liquidation of the Selling Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are an independent certified registered public accounting firm with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund;

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the unaudited pro forma financial statements that are included in the Registration Statement and Prospectus/Proxy Statement agree to the underlying accounting records of the Acquiring Fund and the Selling Fund or with written estimates provided by each Fund's management, and were found to be mathematically correct; and

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

         In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are an independent registered certified public accounting firm with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) they had performed limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) which consisted of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus/Proxy Statement, and making inquiries of appropriate officials of the Acquiring Fund Trust and of the Selling Fund Trust responsible for financial and accounting matters whether such unaudited pro forma financial statements comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

                  (c) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (d) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Acquiring Fund or with written estimates by the Acquiring Fund's management and were found to be mathematically correct.

                                   ARTICLE IX

                                    EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Evergreen Investment Management Company, LLC or one of its affiliates. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Acquiring Fund Trust, the Selling Fund Trust, or the respective Trustees or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 With respect to both the Selling Fund Trust and the Acquiring Fund Trust, the names used herein refer respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Delaware, which are hereby referred to and are also on file at the principal offices of the Selling Fund Trust or, as the case may be, the Acquiring Fund Trust. The obligations of the Selling Fund Trust or of the Acquiring Fund Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Selling Fund Trust or the Acquiring Fund Trust, as the case may be, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Selling Fund Trust or, as the case may be, the Acquiring Fund Trust personally, but bind only the trust property, and all persons dealing with the Selling Fund or the Acquiring Fund must look solely to the trust property belonging to the Selling Fund or, as the case may be, the Acquiring Fund for the enforcement of any claims against the Selling Fund or, as the case may be, the Acquiring Fund.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.



                             EVERGREEN EQUITY TRUST ON BEHALF OF EVERGREEN FUND


                             By:  /s/ Michael Koonce
                                  ---------------------------------------
                             Name:    Michael Koonce
                             Title:   Authorized Officer




                             EVERGREEN EQUITY TRUST ON BEHALF OF EVERGREEN GROWTH AND INCOME FUND


                             By: /s/ Catherine F. Kennedy
                                 ----------------------------------------
                             Name:    Catherine F. Kennedy
                             Title:   Authorized Officer

                                                                      EXHIBIT C

                          MD&A (GROWTH AND INCOME FUND)

--------------------------------------------------------------------------------
FUND AT A GLANCE
as of July 31, 2004

                                 MANAGEMENT TEAM

                                [GRAPHIC OMITTED]

                            Walter T. McCormick, CFA
                                Value Equity Team
                                  Lead Manager

                            CURRENT INVESTMENT STYLE

                                [GRAPHIC OMITTED]

                            Source: Morningstar, Inc.

      Morningstar's style box is based on a portfolio date as of 6/30/2004.

   The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

                             PERFORMANCE AND RETURNS

                      Portfolio inception date: 10/15/1986

                            Class A    Class B    Class C     Class I
Class inception date       1/3/1995   1/3/1995   1/3/1995   10/15/1986
----------------------------------------------------------------------
Nasdaq symbol                EGIAX      EGIBX      EGICX       EVVTX
----------------------------------------------------------------------
Average annual return*
----------------------------------------------------------------------
1 year with sales charge     5.36%      5.97%      9.97%        N/A
----------------------------------------------------------------------
1 year w/o sales charge     11.78%     10.97%     10.97%      12.12%
----------------------------------------------------------------------
5 year                      -2.70%     -2.57%     -2.28%      -1.29%
----------------------------------------------------------------------
10 year                      7.36%      7.25%      7.25%       8.26%
----------------------------------------------------------------------

*    Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Class I is not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

                                LONG-TERM GROWTH



-------------------- ----------------------------- --------------------- -------------------
                          Growth and Income         Russell 1000 Value          CPI
-------------------- ----------------------------- --------------------- -------------------
-------------------- ----------------------------- --------------------- -------------------
           07/31/94                        $9,423               $10,000             $10,000
-------------------- ----------------------------- --------------------- -------------------
-------------------- ----------------------------- --------------------- -------------------
           07/31/95                       $11,742               $12,089             $10,276
-------------------- ----------------------------- --------------------- -------------------
-------------------- ----------------------------- --------------------- -------------------
           07/31/96                       $13,477               $14,010             $10,580
-------------------- ----------------------------- --------------------- -------------------
-------------------- ----------------------------- --------------------- -------------------
           07/31/97                       $18,918              $20,,852             $10,815
-------------------- ----------------------------- --------------------- -------------------
-------------------- ----------------------------- --------------------- -------------------
           07/31/98                       $21,048               $24,544             $10,997
-------------------- ----------------------------- --------------------- -------------------
-------------------- ----------------------------- --------------------- -------------------
           07/31/99                       $21,984               $28,222             $11,233
-------------------- ----------------------------- --------------------- -------------------
-------------------- ----------------------------- --------------------- -------------------
           07/31/00                       $23,314               $26,812             $11,631
-------------------- ----------------------------- --------------------- -------------------
-------------------- ----------------------------- --------------------- -------------------
           07/31/01                       $20,668               $29,156             $11,961
-------------------- ----------------------------- --------------------- -------------------
-------------------- ----------------------------- --------------------- -------------------
           07/31/02                       $16,799               $24,129             $12,130
-------------------- ----------------------------- --------------------- -------------------
-------------------- ----------------------------- --------------------- -------------------
           07/31/03                       $18,197               $26,722             $12,392
-------------------- ----------------------------- --------------------- -------------------

Comparison of a $10,000 investment in Evergreen Growth and Income Fund Class A shares, versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.
--------------------------------------------------------------------------------

PORTFOLIO MANAGER COMMENTARY
--------------------------------------------------------------------------------

The fund's Class A shares returned 11.78% for the twelve-month period ended July 31, 2004, excluding any applicable sales charges. During the same period, the fund's benchmark, Russell 1000 Value Index ("Russell 1000 Value"), returned 17.67%.

In a changing economic environment, management positioned the portfolio more aggressively during the first five months of the fiscal year, while emphasizing higher quality, more stable growth companies in the latter months. Early in the fiscal year, as the market grew more optimistic about the prospects for a broad economic recovery, the fund performed well. During this period, management emphasized areas such as industrial, technology, basic materials and financial services sectors, while underweighting consumer discretionary and health care companies. In early 2004, however, management anticipated a shift in market leadership and placed greater emphasis on higher quality, more reasonably priced stocks. Management reduced positions in technology and increased the emphasis on the energy and health care sectors, while continuing to overweight the industrial and basic materials sectors and maintaining an underweight in consumer discretionary stocks.

While sector allocations tended to be in line with market trends, poor performance by several individual stocks caused the fund to underperform its benchmark, the Russell 1000 Value, although performance was only slightly less than the median for the Lipper Multi-Cap Core Group peer group.

Although consumer discretionary stocks were underweighted throughout the 12 months, the fund did hold several media-related companies, which proved disappointments for the period. They included Clear Channel, which conducts advertising operations and owns radio and television stations; Viacom, owner of CBS and other entertainment companies; and cable company Comcast which made a controversial and unsuccessful attempt to acquire Disney. The emphasis on major pharmaceutical companies in the second half of the period held back performance relative to the index. Despite inexpensive valuations and strong cash flow, they failed to meet expectations. Disappointments included Wyeth, Merck, Pfizer and Bristol Myers-Squibb. Other poor-performing holdings included software company Oracle and SPX, an industrial company that failed to meet earnings expectations.

The fund's focus on energy stocks helped the fund's performance. Notable contributors included petroleum companies ExxonMobil, ConocoPhillips and BP, as well as coal producer Massey Energy. The investments in FleetBank and AT&T Wireless both helped the fund's performance as each company was acquired at a premium to its stock price. Other strong performers included Tyco International, a diversified industrial company, and Lexmark, producer of printers for personal computers.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2004, and subject to change.

ABOUT YOUR FUND'S EXPENSES
--------------------------------------------------------------------------------

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and
(2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 to July 31, 2004.

The example illustrates your fund's costs in two ways:

     o    Actual expenses

          The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     o    Hypothetical example for comparison purposes

          The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning     Ending
                                              Account     Account     Expenses
                                               Value       Value     Paid During
                                              2/1/2004   7/31/2004     Period*
--------------------------------------------------------------------------------
Actual
Class A                                      $1,000.00   $ 956.42       $ 7.59
Class B                                      $1,000.00   $ 953.12       $11.07
Class C                                      $1,000.00   $ 953.12       $11.02
Class I                                      $1,000.00   $ 957.90       $ 6.18
Hypothetical (5% return before expenses)
Class A                                      $1,000.00   $1,017.11      $ 7.82
Class B                                      $1,000.00   $1,013.53      $11.41
Class C                                      $1,000.00   $1,013.58      $11.36
Class I                                      $1,000.00   $1,018.55      $ 6.37
--------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.56% for Class A, 2.28% for Class B, 2.27% for Class C and 1.27% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.